UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-9689

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                      Date of fiscal year end: May 31, 2005

                    Date of reporting period: August 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                           INTEREST RATE  MATURITY DATE      VALUE
ASSET-BACKED SECURITIES - 10.44%
$      2,117,798  BANKAMERICA MANUFACTURED HOUSING CONTRACT SERIES 1997-1 CLASS A8               6.73%     06/10/2023    $ 2,136,073
       1,430,000  BRAZOS STUDENT LOAN FINANCE CORPORATION SERIES 1995-B CLASS A4+/-              3.78      12/01/2025      1,429,995
       1,216,362  BRAZOS STUDENT LOAN FINANCE CORPORATION SERIES 1997-A CLASS A2+/-              3.78      12/01/2021      1,217,055
       6,000,000  CHASE FUNDING MORTGAGE LOAN SERIES 2002-1 CLASS 1A5+/-                         6.60      02/25/2032      6,194,918
         377,086  CONTIMORTGAGE HOME EQUITY LOAN TRUST SERIES 1997-4 CLASS A7                    6.63      09/15/2016        377,184
       2,868,110  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2004-SD4 CLASS A1+/-++            4.02      12/30/2034      2,870,800
       2,310,000  CROWN CASTLE TOWERS LLC++                                                      4.64      06/15/2035      2,301,312
         720,596  EQCC HOME EQUITY LOAN TRUST SERIES 1999-2 CLASS A6F                            6.69      07/25/2030        728,430
          62,627  GE CAPITAL MORTGAGE SERVICES INCORPORATED SERIES 1997-HE2 CLASS A7             7.12      06/25/2027         62,460
       2,723,041  GREEN TREE FINANCIAL CORPORATION SERIES 1997-7 CLASS A8                        6.86      07/15/2029      2,844,107
       2,749,389  GREEN TREE HOME EQUITY LOAN TRUST SERIES 1999-C CLASS M2                       8.36      07/15/2030      2,807,713
       2,384,341  GSAMP TRUST SERIES 2005-SEA1 CLASSA+/-++                                       3.98      04/25/2035      2,384,341
       7,000,000  HARLEY-DAVIDSON MOTROCYCLE TRUST 4.41                                          4.41      06/15/2012      6,998,523
       8,000,001  HFC HOME EQUITY LOAN ASSET BACKED CERTIFICATES SERIES 2005-2 CLASS A1+/-       3.78      01/20/2035      7,998,350
       4,575,000  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2005-4 CLASS A4                      4.60      11/22/2010      4,599,269
       7,650,000  HYUNDAI AUTO RECEIVABLES TRUST SERIES 2005-A CLASS A4                          4.18      02/15/2012      7,634,616
       3,800,000  KEYCORP STUDENT LOAN TRUST+/-                                                  4.74      11/25/2036      3,821,964
       3,145,000  MELLON BANK PREMIUM FINANCE LOAN MASTER SERIES 2004-1 CLASS A+/-               3.57      06/15/2009      3,153,141
       6,860,000  NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2003-C CLASS A5                     3.21      03/16/2009      6,750,176
       4,125,000  ONYX ACCEPTANCE GRANTOR TRUST SERIES 2004-C CLASS A4                           3.50      12/15/2011      4,067,038
       4,000,000  ONYX ACCEPTANCE GRANTOR TRUST SERIES 2005-B CLASS A4                           4.34      05/15/2012      4,001,456
       4,280,673  RESIDENTIAL FUNDING MORTGAGE SECURITIES II SERIES 2002-HI3 CLASS A6            5.98      08/25/2019      4,301,791
       5,000,000  SMALL BUSINESS ADMINISTRATIONSERIES 2005-P10B CLASS1                           4.94      08/10/2015      5,000,000
       4,000,000  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2005-B CLASS A3                      4.28      06/14/2010      4,009,844
       1,723,939  WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2004-HE1 CLASS A+/-          3.86      06/25/2034      1,725,489
       5,000,000  WFS FINANCIAL OWNER TRUST SERIES 2005-3 CLASS A4                               4.38      05/19/2013      5,000,000

TOTAL ASSET-BACKED SECURITIES (COST $94,366,211)                                                                          94,416,045
                                                                                                                         -----------

COLLATERALIZED MORTGAGE OBLIGATIONS - 10.23%
      10,827,234  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-27 CLASS 3A1+/-                 3.00      08/25/2035     10,827,233
       3,470,637  COUNTRYWIDE HOME LOANS++                                                       6.50      11/25/2034      3,592,110
       7,734,655  COUNTRYWIDE HOME LOANS+/-++                                                    4.00      03/25/2035      7,736,465
       4,160,588  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION 2004-AR5 CLASS 10A1+/-         5.02      05/01/2034      4,172,710
          25,704  FANNIE MAE SERIES 1988-5 CLASS Z                                               9.20      03/25/2018         27,086
      22,672,037  FANNIE MAE SERIES 2005-29 CLASS WQ<<                                           5.50      04/25/2035     23,071,112
       9,850,000  FANNIE MAE WHOLE LOAN SERIES 2002-W4 CLASS A4                                  6.25      05/25/2042     10,253,383
       5,977,189  FANNIE MAE WHOLE LOAN SERIES 2004-W11 CLASS 1A3                                7.00      05/25/2044      6,306,534
       3,133,332  FANNIE MAE WHOLE LOAN SERIES 2004-W8 CLASS 3A                                  7.50      06/25/2044      3,328,749
       2,622,386  HARBORVIEW MORTGAGE LOAN TRUST SERIES 2004-11 CLASS 3A2A+/-                    3.93      01/19/2035      2,624,025
         152,888  LF ROTHSCHILD MORTGAGE TRUST SERIES 2 CLASS Z                                  9.95      08/01/2017        159,813
       1,691,673  MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 1997-C1 CLASS A3          7.12      06/18/2029      1,724,776
         654,447  NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS A1V+/-                    3.92      11/10/2030        655,780
       2,146,263  NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS A4                        6.65      11/10/2030      2,166,470
         898,622  NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS D                         7.56      11/10/2030        963,348
       5,256,524  NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2004-R2 CLASS A1+/-++               6.50      10/25/2034      5,397,063
         752,293  RESIDENTIAL FUNDING SECURITIES CORPORATION SERIES 2003-RP1 CLASS A1+/-++       4.14      11/25/2034        755,207
       3,916,984  SEQUOIA MORTGAGE TRUST SERIES 10 CLASS 1A+/-                                   3.83      10/20/2027      3,919,176
       4,811,142  WASHINGTON MUTUAL MORTGAGE 2005-AR6 20450425+/-                                3.87      04/25/2045      4,811,142

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $92,562,580)                                                              92,492,182
                                                                                                                         -----------

CORPORATE BONDS & NOTES - 28.28%

AEROSPACE, DEFENSE - 0.07%
         600,000  ARMOR HOLDINGS INCORPORATED                                                    8.25      08/15/2013        651,000
                                                                                                                         -----------

AMUSEMENT & RECREATION SERVICES - 0.21%
         295,000  K2 INCORPORATED                                                                7.38      07/01/2014        304,219

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                           INTEREST RATE  MATURITY DATE      VALUE
AMUSEMENT & RECREATION SERVICES (continued)
$      1,480,000  PEARSON DOLLAR FINANCIAL PLC++                                                 5.70%     06/01/2014    $ 1,562,449

                                                                                                                           1,866,668
                                                                                                                         -----------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.12%
         675,000  PHILLIPS-VAN HEUSEN                                                            7.75      11/15/2023        713,812
         375,000  RUSSELL CORPORATION                                                            9.25      05/01/2010        394,688

                                                                                                                           1,108,500
                                                                                                                         -----------

BUSINESS SERVICES - 1.12%
         100,000  AFFINITY GROUP INCORPORATED                                                    9.00      02/15/2012        103,750
       2,370,000  CENDANT CORPORATION<<                                                          7.38      01/15/2013      2,712,963
       2,150,000  FISERV INCORPORATED                                                            4.00      04/15/2008      2,111,162
         375,000  IRON MOUNTAIN INCORPORATED                                                     8.63      04/01/2013        394,219
       1,750,000  NCR CORPORATION++                                                              7.13      06/15/2009      1,878,436
         600,000  NCR CORPORATION                                                                7.13      06/15/2009        644,035
       2,120,000  THOMPSON CORPORATION                                                           6.20      01/05/2012      2,304,669

                                                                                                                          10,149,234
                                                                                                                         -----------

CHEMICALS & ALLIED PRODUCTS - 1.67%
         225,000  AIRGAS INCORPORATED                                                            9.13      10/01/2011        241,875
         500,000  AIRGAS INCORPORATED SERIES MTN                                                 7.75      09/15/2006        515,625
       2,650,000  BRISTOL MYERS SQUIBB                                                           5.75      10/01/2011      2,828,599
       1,400,000  HOSPIRA INCORPORATED                                                           4.95      06/15/2009      1,420,787
         375,000  IMC GLOBAL INCORPORATED                                                       10.88      06/01/2008        424,688
         325,000  IMC GLOBAL INCORPORATED SERIES B                                              11.25      06/01/2011        357,500
         475,000  JOHNSONDIVERSEY INCORPORATED SERIES B                                          9.63      05/15/2012        485,688
         900,000  LYONDELL CHEMICAL COMPANY SERIES A                                             9.63      05/01/2007        949,500
       2,300,000  OLIN CORPORATION                                                               9.13      12/15/2011      2,763,701
         800,000  SENSIENT TECHNOLOGIES                                                          6.50      04/01/2009        826,569
       1,500,000  VALSPAR CORPORATION++                                                          5.10      08/01/2015      1,510,297
         400,000  WITCO COMPANY                                                                  7.75      04/01/2023        412,084
       2,100,000  WYETH                                                                          6.95      03/15/2011      2,331,193

                                                                                                                          15,068,106
                                                                                                                         -----------

COMMUNICATIONS - 1.29%
         575,000  CANWEST MEDIA INCORPORATED                                                    10.63      05/15/2011        621,000
       1,900,000  COX COMMUNICATIONS INCORPORATED                                                7.88      08/15/2009      2,111,856
         500,000  L3 COMMUNICATIONS CORPORATION                                                  7.63      06/15/2012        530,000
         375,000  PANAMSAT CORPORATION                                                           6.38      01/15/2008        380,625
       1,495,000  QWEST CORPORATION<<                                                            5.63      11/15/2008      1,476,313
         275,000  SINCLAIR BROADCAST GROUP INCORPORATED                                          8.75      12/15/2011        290,469
       3,010,000  SPRINT CAPITAL CORPORATION                                                     6.00      01/15/2007      3,078,465
       2,850,000  TIME WARNER INCORPORATED                                                       6.88      05/01/2012      3,169,969

                                                                                                                          11,658,697
                                                                                                                         -----------

CONSUMER SERVICES - 0.29%
       2,455,000  NIELSEN MEDIA                                                                  7.60      06/15/2009      2,666,061
                                                                                                                         -----------

DEPOSITORY INSTITUTIONS - 5.94%
       4,400,000  ASSOCIATED BANCORP                                                             6.75      08/15/2011      4,904,147
       4,050,000  BANK ONE CAPITAL IV+/-                                                         4.83      09/01/2030      4,050,000
       6,839,000  BANKAMERICA CAPITAL III+/-                                                     4.17      01/15/2027      6,571,233
       2,000,000  CHASE CAPITAL VI+/-                                                            4.32      08/01/2028      1,914,966
       4,000,000  CITY NATIONAL BANK                                                             6.75      09/01/2011      4,465,380
       2,375,000  COLONIAL BANK                                                                  9.38      06/01/2011      2,853,539
         750,000  CORESTATES CAPITAL TRUST II+/-++                                               4.25      01/15/2027        731,641

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                           INTEREST RATE  MATURITY DATE      VALUE
DEPOSITORY INSTITUTIONS (continued)
$      4,426,000  DEPOSIT GUARANTY CORPORATION                                                   7.25%     05/01/2006    $ 4,511,701
       1,226,000  FARMERS EXCHANGE CAPITAL++                                                     7.20      07/15/2048      1,328,549
         500,000  FIRST CITIZENS BANCORP++                                                       6.80      04/01/2015        495,750
       3,250,000  FIRSTAR BANK NA                                                                7.13      12/01/2009      3,599,810
       2,000,000  GREAT BAY BANCORP SR NT-C++                                                    5.13      04/15/2010      2,017,260
         800,000  HAVEN CAPITAL TRUST I                                                         10.46      02/01/2027        912,510
       2,665,000  MANUFACTURERS & TRADERS TRUST COMPANY                                          8.00      10/01/2010      3,105,756
       2,900,000  NATIONAL CAPITAL COMMERCE INCORPORATED+/-                                      4.48      04/01/2027      2,868,517
         450,000  NTC CAPITAL TRUST SERIES A+/-                                                  4.12      01/15/2027        430,538
       1,225,000  OLD NATIONAL BANK EVANSVILLE IN                                                6.75      10/15/2011      1,333,289
       2,875,000  TCF FINANCIAL BANK+/-                                                          5.00      06/15/2014      2,879,287
       1,425,000  US BANK NATIONAL ASSOCIATION SERIES BKNT                                       6.38      08/01/2011      1,567,382
       2,750,000  WACHOVIA BANK NA CHARLOTTE SERIES BKNT                                         7.80      08/18/2010      3,168,729

                                                                                                                          53,709,984
                                                                                                                         -----------

EDUCATIONAL SERVICES - 0.95%
       2,235,000  MASSACHUSETTS INSTITUTE OF TECHNOLOGY                                          7.25      11/02/2049      3,191,938
       5,000,001  STANFORD UNIVERSITY SERIES MTNA                                                6.16      04/30/2011      5,431,405

                                                                                                                           8,623,343
                                                                                                                         -----------

ELECTRIC, GAS & SANITARY SERVICES - 0.55%
       2,500,000  DUKE ENERGY FIELD SERVICES LLC                                                 7.88      08/16/2010      2,856,660
       1,134,146  NIAGARA MOHAWK POWER CORPORATION SERIES F                                      7.63      10/01/2005      1,136,946
         500,000  PEOPLES ENERGY CORPORATION                                                     6.90      01/15/2011        553,678
         380,000  SEMCO ENERGY INCORPORATED                                                      7.13      05/15/2008        390,586

                                                                                                                           4,937,870
                                                                                                                         -----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 0.58%
         350,000  FLEXTRONICS INTERNATIONAL<<                                                    6.25      11/15/2014        347,812
       1,400,000  SOLECTRON CORPORATION SERIES B                                                 7.38      03/01/2006      1,414,000
       3,350,000  THOMAS & BETTS CORPORATION SERIES MTN                                          6.63      05/07/2008      3,496,241

                                                                                                                           5,258,053
                                                                                                                         -----------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.10%
         860,000  US ONCOLOGY INCORPORATED                                                       9.00      08/15/2012        937,400
                                                                                                                         -----------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.06%
         525,000  VALMONT INDUSTRIES INCORPORATED                                                6.88      05/01/2014        536,156
                                                                                                                         -----------

FOOD & KINDRED PRODUCTS - 1.17%
       1,000,000  CADBURY SCHWEPPES US FINANCE LLC++                                             3.88      10/01/2008        984,153
       2,650,000  CONAGRA FOODS INCORPORATED                                                     7.88      09/15/2010      3,003,502
         375,000  CONSTELLATION BRANDS INCORPORATED SERIES B                                     8.00      02/15/2008        394,688
         485,000  CORN PRODUCTS INTERNATIONAL INCORPORATED                                       8.25      07/15/2007        516,564
         745,000  COTT BEVERAGES USA INCORPORATED                                                8.00      12/15/2011        785,975
       2,500,000  KELLOGG COMPANY                                                                6.60      04/01/2011      2,762,798
       1,600,000  KRAFT FOODS INCORPORATED                                                       6.25      06/01/2012      1,755,910
         375,000  LAND O' LAKES INCORPORATED                                                     9.00      12/15/2010        412,500

                                                                                                                          10,616,090
                                                                                                                         -----------

FORESTRY - 0.35%
         500,000  TEMBEC INDUSTRIES<<                                                            8.63      06/30/2009        402,500
       2,700,000  WEYERHAEUSER COMPANY                                                           6.00      08/01/2006      2,734,098

                                                                                                                           3,136,598
                                                                                                                         -----------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                           INTEREST RATE  MATURITY DATE      VALUE
GENERAL MERCHANDISE STORES - 0.10%
$        375,000  JEAN COUTU GROUP INCORPORATED                                                  7.63%     08/01/2012    $   390,938
         475,000  RITE AID CORPORATION                                                           9.50      02/15/2011        502,312

                                                                                                                             893,250
                                                                                                                         -----------

HEALTH SERVICES - 0.71%
       3,650,000  AMERICAN ASSOCIATION OF RETIRED PERSONS++                                      7.50      05/01/2031      4,703,193
       1,450,000  HEALTHSOUTH CORPORATION<<                                                      7.63      06/01/2012      1,410,125
         250,000  NDC HEALTH CORPORATION                                                        10.50      12/01/2012        287,500

                                                                                                                           6,400,818
                                                                                                                         -----------

HOLDING & OTHER INVESTMENT OFFICES - 0.78%
       1,920,000  BASELL AMERICA FINANCE++                                                       7.60      03/15/2007      1,914,945
       2,250,000  NATIONAL CITY BANK OF COLUMBUS SERIES 4                                        7.25      07/15/2010      2,532,447
         250,000  NATIONAL CITY BANK OF KENTUCKY SERIES BANK NOTE                                6.30      02/15/2011        273,403
       2,145,000  PRINCIPAL LIFE GLOBAL FUNDING I++                                              6.25      02/15/2012      2,348,384

                                                                                                                           7,069,179
                                                                                                                         -----------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.18%
       1,625,000  STEELCASE INCORPORATED                                                         6.38      11/15/2006      1,639,375
                                                                                                                         -----------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.08%
         170,000  MARRIOTT INTERNATIONAL INCORPORATED SERIES B                                   6.88      11/15/2005        170,896
         545,000  MGM MIRAGE INCORPORATED                                                        6.75      09/01/2012        558,625

                                                                                                                             729,521
                                                                                                                         -----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.25%
         500,000  AMERICAN STANDARD INCORPORATED                                                 8.25      06/01/2009        559,843
         600,000  APPLIED MATERIALS INCORPORATED SERIES MTNA                                     6.70      09/06/2005        600,000
         400,000  BRIGGS & STRATTON CORPORATION                                                  8.88      03/15/2011        455,000
         625,000  UNISYS CORPORATION<<                                                           6.88      03/15/2010        606,250

                                                                                                                           2,221,093
                                                                                                                         -----------

INSURANCE AGENTS, BROKERS & SERVICE - 0.58%
       2,000,000  ALLSTATE FINANCIAL GLOBAL FUNDING++                                            6.50      06/14/2011      2,195,032
       2,670,000  NLV FINANCIAL CORPORATION++                                                    7.50      08/15/2033      3,065,379

                                                                                                                           5,260,411
                                                                                                                         -----------

INSURANCE CARRIERS - 4.62%
       2,675,000  BLUE CROSS & BLUE SHIELD OF FLORIDA++                                          8.25      11/15/2011      3,145,209
       3,200,000  JOHN HANCOCK GLOBAL FUNDING II++                                               7.90      07/02/2010      3,687,786
         750,000  LINCOLN NATIONAL CORPORATION                                                   6.20      12/15/2011        814,928
       3,007,000  MARKEL CORPORATION                                                             7.20      08/15/2007      3,145,740
       4,450,000  MINNESOTA LIFE INSURANCE COMPANY++                                             8.25      09/15/2025      5,984,476
       3,000,000  MONUMENTAL GLOBAL FUNDING II++                                                 4.63      03/15/2010      3,036,189
       2,900,000  NEW YORK LIFE GLOBAL FUNDING++                                                 5.38      09/15/2013      3,051,020
       1,650,000  PROTECTIVE LIFE US FUNDING TRUST++                                             5.88      08/15/2006      1,670,515
       3,523,000  PRUDENTIAL INSURANCE COMPANY OF AMERICA++                                      7.65      07/01/2007      3,726,224
       2,782,000  REINSURANCE GROUP OF AMERICA++                                                 7.25      04/01/2006      2,811,976
       2,750,000  RELIASTAR FINANCIAL CORPORATION                                                8.00      10/30/2006      2,846,800
       1,385,000  SAFECO CORPORATION                                                             4.88      02/01/2010      1,399,441
       3,700,000  UNITRIN INCORPORATED                                                           5.75      07/01/2007      3,772,505
       2,675,000  WR BERKLEY CORPORATION                                                         5.13      09/30/2010      2,697,901

                                                                                                                          41,790,710
                                                                                                                         -----------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                           INTEREST RATE  MATURITY DATE      VALUE
MACHINERY - 0.08%
$        600,000  JLG INDUSTRIES INCORPORATED                                                    8.25%     05/01/2008     $  637,500
         100,000  JLG INDUSTRIES INCORPORATED<<                                                  8.38      06/15/2012        105,250

                                                                                                                             742,750
                                                                                                                          ----------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.08%
         650,000  PERKINELMER INCORPORATED                                                       8.88      01/15/2013        718,250
                                                                                                                          ----------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.76%
         275,000  CENTRAL GARDEN & PET COMPANY                                                   9.13      02/01/2013        297,000
       3,300,000  GENERAL ELECTRIC COMPANY                                                       5.00      02/01/2013      3,388,687
       2,000,000  HONEYWELL INTERNATIONAL INCORPORATED                                           6.13      11/01/2011      2,174,150
         585,000  JACUZZI BRANDS INCORPORATED                                                    9.63      07/01/2010        633,262
         375,000  OWENS-BROCKWAY                                                                 8.88      02/15/2009        396,563

                                                                                                                           6,889,662
                                                                                                                          ----------

MISCELLANEOUS RETAIL - 0.06%
         510,000  REMINGTON ARMS COMPANY INCORPORATED<<                                         10.50      02/01/2011        502,350
                                                                                                                          ----------

NATIONAL SECURITY & INTERNATIONAL AFFAIRS - 0.34%
       2,600,000  GOODRICH CORPORATION                                                           7.63      12/15/2012      3,039,696
                                                                                                                          ----------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.91%
       2,575,000  ATHENA NEUROSCIENCES FINANCE LLC<<                                             7.25      02/21/2008      2,465,562
       3,500,000  FORD MOTOR CREDIT COMPANY                                                      7.38      10/28/2009      3,485,258
       2,100,000  GENERAL MOTORS ACCEPTANCE CORPORATION                                          7.75      01/19/2010      2,098,410
         200,000  GENERAL MOTORS ACCEPTANCE CORPORATION+/-<<                                     5.53      12/01/2014        174,006

                                                                                                                           8,223,236
                                                                                                                          ----------

OIL & GAS EXTRACTION - 0.55%
         910,000  HALLIBURTON COMPANY+/-                                                         5.11      10/17/2005        911,233
       2,250,000  MARATHON OIL CORPORATION CONSOLIDATED                                          6.85      03/01/2008      2,378,468
         275,000  PARKER DRILLING COMPANY                                                        9.63      10/01/2013        312,469
          93,000  PARKER DRILLING COMPANY SERIES B<<                                            10.13      11/15/2009         97,650
         525,000  PIONEER NATURAL RESOURCES COMPANY                                              6.50      01/15/2008        544,579
         300,000  STONE ENERGY CORPORATION                                                       6.75      12/15/2014        295,500
         375,000  SWIFT ENERGY COMPANY                                                           9.38      05/01/2012        410,156

                                                                                                                           4,950,055
                                                                                                                          ----------

PAPER & ALLIED PRODUCTS - 0.34%
         531,000  ABITIBI CONSOLIDATED INCORPORATED                                              6.95      12/15/2006        540,293
       1,750,000  INTERNATIONAL PAPER COMPANY                                                    6.75      09/01/2011      1,927,628
         600,000  SOLO CUP COMPANY<<                                                             8.50      02/15/2014        583,500

                                                                                                                           3,051,421
                                                                                                                          ----------

PERSONAL SERVICES - 0.10%
         355,000  ALDERWOODS GROUP INCORPORATED                                                  7.75      09/15/2012        373,637
          35,000  SERVICE CORPORATION INTERNATIONAL                                              6.00      12/15/2005         35,044
         500,000  SERVICE CORPORATION INTERNATIONAL                                              6.50      03/15/2008        506,250

                                                                                                                             914,931
                                                                                                                          ----------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.08%
         480,000  CITGO PETROLEUM CORPORATION<<                                                  6.00      10/15/2011        480,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                           INTEREST RATE  MATURITY DATE      VALUE
PETROLEUM REFINING & RELATED INDUSTRIES (continued)
$        250,000  POGO PRODUCING COMPANY++                                                       6.63%     03/15/2015    $   256,875

                                                                                                                             736,875
                                                                                                                         -----------

PRIMARY METAL INDUSTRIES - 0.11%
         125,000  CENTURY ALUMINUM COMPANY                                                       7.50      08/15/2014        129,375
         500,001  ISPAT INLAND ULC+/-                                                           10.25      04/01/2010        531,250
         273,000  UNITED STATES STEEL LLC                                                       10.75      08/01/2008        307,125

                                                                                                                             967,750
                                                                                                                         -----------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.60%
       2,235,000  AMERICAN GREETINGS CORPORATION                                                 6.10      08/01/2028      2,299,256
         500,000  HOUGHTON MIFFLIN COMPANY                                                       8.25      02/01/2011        521,875
       2,350,000  VIACOM INCORPORATED                                                            7.70      07/30/2010      2,637,744

                                                                                                                           5,458,875
                                                                                                                         -----------

REAL ESTATE - 0.31%
       1,300,000  HOUSING URBAN DEVELOPMENT SERIES 04-A                                          5.08      08/01/2013      1,367,297
       1,250,000  SHURGARD STORAGE CENTERS                                                       7.75      02/22/2011      1,400,664

                                                                                                                           2,767,961
                                                                                                                         -----------

RECREATION - 0.02%
         200,000  AMF BOWLING WORLDWIDE INCORPORATED                                            10.00      03/01/2010        201,000
                                                                                                                         -----------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.80%
       3,600,000  GOLDMAN SACHS GROUP INCORPORATED+/-                                            3.98      07/23/2009      3,618,821
       3,250,001  MORGAN STANLEY                                                                 6.75      04/15/2011      3,591,172

                                                                                                                           7,209,993
                                                                                                                         -----------

TRANSPORTATION BY AIR - 0.77%
       1,369,520  CONTINENTAL AIRLINES INCORPORATED SERIES 972A<<                                7.15      06/30/2007      1,263,875
         744,579  CONTINENTAL AIRLINES INCORPORATED SERIES 974C<<                                6.80      07/02/2007        686,546
         370,000  DELTA AIR LINES INCORPORATED++^^                                               9.50      11/18/2008        265,937
          30,000  DELTA AIR LINES INCORPORATED SERIES 00-1^^                                     7.78      11/18/2005         10,200
       3,362,734  FEDEX CORPORATION SERIES 97-B                                                  7.52      01/15/2018      3,677,457
       1,170,960  NORTHWEST AIRLINES INCORPORATED SERIES 991A<<                                  6.81      02/01/2020      1,060,328

                                                                                                                           6,964,343
                                                                                                                         -----------

TRANSPORTATION EQUIPMENT - 0.39%
         535,000  ALLIANT TECHSYSTEMS INCORPORATED                                               8.50      05/15/2011        564,425
         550,000  DELCO REMY INTERNATIONAL INCORPORATED+/-<<                                     7.14      04/15/2009        544,500
         860,000  NAVISTAR INTERNATIONAL                                                         7.50      06/15/2011        870,750
       1,500,000  NAVISTAR INTERNATIONAL CORPORATION SERIES B                                    9.38      06/01/2006      1,533,750

                                                                                                                           3,513,425
                                                                                                                         -----------

TRANSPORTATION SERVICES - 0.04%
          53,000  TEEKAY SHIPPING CORPORATION                                                    8.32      02/01/2008         53,663
         300,000  TEEKAY SHIPPING CORPORATION                                                    8.88      07/15/2011        343,125

                                                                                                                             396,788
                                                                                                                         -----------

WATER TRANSPORTATION - 0.05%
         400,000  OVERSEAS SHIPHOLDING GROUP                                                     8.25      03/15/2013        429,000
                                                                                                                         -----------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                           INTEREST RATE  MATURITY DATE      VALUE
WHOLESALE TRADE NON-DURABLE GOODS - 0.08%
$        200,000  AVIALL INCORPORATED                                                            7.63%     07/01/2011   $    210,000
         500,001  SPECTRUM BRANDS INCORPORATED<<                                                 7.38      02/01/2015        481,250

                                                                                                                             691,250
                                                                                                                        ------------

WHOLESALE TRADE-DURABLE GOODS - 0.04%
         300,000  ROUNDY'S INCORPORATED                                                          8.88      06/15/2012        319,500
                                                                                                                        ------------

TOTAL CORPORATE BONDS & NOTES (COST $245,378,326)                                                                        255,617,228
                                                                                                                        ------------

SHARES            SECURITY NAME                                                                                             VALUE
FOREIGN CORPORATE BONDS - 0.03%

PRIMARY METAL INDUSTRIES - 0.03%
         250,000  NOVELIS INCORPORATED++                                                                                     250,625
                                                                                                                        ------------

TOTAL FOREIGN CORPORATE BONDS (COST $250,000)                                                                                250,625
                                                                                                                        ------------

PRINCIPAL         SECURITY NAME                                                           INTEREST RATE  MATURITY DATE      VALUE
MUNICIPAL BONDS & NOTES - 3.07%
       1,000,000  CITY OF CHICAGO IL SERIES C (PROPERTY TAX REVENUE LOC)                         4.88      01/01/2015      1,020,200
       2,300,000  BRIDGEPORT COUNTY GO TAXABLE PENSION BONDS FGIC INSURED                        7.33      01/15/2007      2,392,828
       3,035,000  CITY OF MINNEAPOLIS MN SERIES A                                                6.00      02/01/2026      3,183,169
       5,030,000  HUDSON COUNTY NJ IMPROVEMENT AUTHORITY FACILITIES LEASING
                  REVENUE                                                                        7.40      12/01/2025      6,473,811
       5,159,999  INDIANA BOND BANK REVENUE                                                      4.73      01/15/2014      5,241,425
         890,000  LA CROSSE WI SERIES B                                                          5.00      12/01/2009        906,981
         940,000  LA CROSSE WI SERIES B                                                          5.20      12/01/2010        963,303
       2,210,000  LOYOLA UNIVERSITY ILLINOIS                                                     4.80      07/01/2013      2,208,431
       2,000,000  MINNEAPOLIS & ST PAUL MN METROPOLITAN AIRPORTS COMMISSION
                  SERIES 15                                                                      6.05      01/01/2012      2,178,240
       1,015,000  STATE OF ILLINOIS                                                              4.95      06/01/2023      1,034,183
       1,000,000  STATE OF TEXAS                                                                 7.15      12/01/2009      1,103,410
       1,000,000  STRATFORD CT                                                                   6.28      02/15/2009      1,063,460

TOTAL MUNICIPAL BONDS & NOTES (COST $25,720,236)                                                                          27,769,441
                                                                                                                        ------------

AGENCY SECURITIES - 37.79%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 13.10%
       8,814,254  FHLMC #1G-0157+/-                                                              4.51      03/01/2035      8,825,537
          29,345  FHLMC #410425+/-                                                               4.24      09/01/2026         30,069
          36,173  FHLMC #410464+/-                                                               4.13      11/01/2026         37,096
         226,802  FHLMC #606279+/-                                                               3.43      02/01/2015        226,313
          72,763  FHLMC #846367+/-                                                               4.79      04/01/2029         74,928
       1,571,063  FHLMC #90248<<                                                                 6.00      06/01/2017      1,620,765
       1,472,690  FHLMC #A15838<<                                                                5.50      12/01/2033      1,490,407
       3,463,085  FHLMC #A16678<<                                                                5.50      12/01/2033      3,504,747
       1,548,168  FHLMC #E90573<<                                                                6.00      07/01/2017      1,597,146
       8,457,231  FHLMC SERIES 1675 CLASS KZ<<                                                   6.50      02/15/2024      8,900,929
      10,663,326  FHLMC SERIES 2358 CLASS PD                                                     6.00      09/15/2016     11,038,439
      18,667,913  FHLMC SERIES 2363 CLASS PF<<                                                   6.00      09/15/2016     19,315,426
      22,800,000  FHLMC SERIES 2416 CLASS PE<<                                                   6.00      10/15/2021     23,600,645
       2,897,933  FHLMC SERIES 2439 CLASS LG<<                                                   6.00      09/15/2030      2,945,466
       4,364,130  FHLMC SERIES T-20 CLASS A6+/-                                                  7.49      09/25/2029      4,405,216
      24,690,344  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A4Z                 6.50      02/25/2042     25,454,214
       4,966,670  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-58 CLASS 4A                  7.50      09/25/2043      5,297,266

                                                                                                                         118,364,609
                                                                                                                        ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                           INTEREST RATE  MATURITY DATE      VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 19.93%
$         27,890  FNMA #342042+/-                                                                4.87%     06/01/2025   $     28,611
          30,176  FNMA #344689+/-                                                                4.72      11/01/2025         30,720
          55,374  FNMA #344692+/-                                                                4.34      10/01/2025         56,366
          42,063  FNMA #347712+/-                                                                5.50      06/01/2026         42,747
       2,377,660  FNMA #375462<<                                                                 6.61      11/01/2007      2,457,583
       5,918,206  FNMA #380581<<                                                                 6.18      08/01/2008      6,144,889
       4,775,920  FNMA #383017<<                                                                 6.49      01/01/2008      4,939,539
       4,747,460  FNMA #386890                                                                   3.99      04/01/2011      4,642,126
       7,731,450  FNMA #555326<<                                                                 5.50      04/01/2033      7,813,736
         650,515  FNMA #557072+/-                                                                4.03      06/01/2040        662,815
       1,576,392  FNMA #656566<<                                                                 5.50      04/01/2018      1,610,992
       4,133,866  FNMA #678939<<                                                                 5.50      02/01/2018      4,224,601
         652,268  FNMA #701350<<                                                                 5.50      04/01/2018        666,585
      13,622,844  FNMA #725232<<                                                                 5.00      03/01/2034     13,568,760
       5,020,240  FNMA #725250<<                                                                 5.00      03/01/2034      4,988,311
       4,389,164  FNMA #731996+/-<<                                                              4.05      09/01/2033      4,363,162
       4,527,800  FNMA #739757+/-<<                                                              4.05      08/01/2033      4,490,001
       8,936,675  FNMA #741305<<                                                                 5.00      09/01/2018      9,004,361
       5,807,392  FNMA #741458+/-<<                                                              4.46      10/01/2033      5,794,409
       5,603,626  FNMA #763644<<                                                                 5.50      01/01/2034      5,663,265
       9,749,417  FNMA #765178<<                                                                 5.00      01/01/2019      9,823,259
       1,872,554  FNMA #765769<<                                                                 5.00      02/01/2019      1,886,736
       9,550,360  FNMA #789463+/-<<                                                              4.42      06/01/2034      9,513,724
       8,735,736  FNMA #801908                                                                   5.00      11/01/2019      8,801,900
       4,999,983  FNMA #834933+/-<<                                                              5.07      07/01/2035      5,050,044
       1,111,384  FNMA GRANTOR TRUST SERIES 2002-T4 CLASS A2                                     7.00      12/25/2041      1,167,335
       4,861,433  FNMA GRANTOR TRUST SERIES 2004-T2                                              6.00      11/25/2034      4,967,123
       6,405,010  FNMA GRANTOR TRUST SERIES 2004-T3 CLASS A1                                     6.00      02/25/2044      6,544,110
       1,360,677  FNMA SERIES 1998-M6 CLASS A2                                                   6.32      08/15/2008      1,421,028
       5,000,000  FNMA SERIES 2001-M1 CLASS B<<                                                  6.12      05/25/2013      5,314,553
       2,865,035  FNMA SERIES 2002-90 CLASS A2                                                   6.50      11/25/2042      2,968,732
       4,445,828  FNMA SERIES 2003-86 CLASS PT<<                                                 4.50      09/25/2018      4,446,211
      20,882,862  FNMA SERIES 2003-92 CLASS HP<<                                                 4.50      09/25/2018     20,876,839
       8,028,948  FNMA SERIES 2003-97 CLASS CA<<                                                 5.00      10/25/2018      8,137,509
       1,847,639  FNMA SERIES 2003-W4 3A                                                         7.00      10/25/2042      1,941,688
       5,000,000  FNMA TBA%%                                                                     5.00      09/15/2035      4,965,625
       1,119,124  FNMA WHOLE LOAN                                                                7.00      12/25/2033      1,175,451

                                                                                                                         180,195,446
                                                                                                                        ------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 4.43%
         230,351  GNMA #345066                                                                   6.50      10/15/2023        241,221
         178,295  GNMA #346960                                                                   6.50      12/15/2023        186,709
         143,083  GNMA #354692                                                                   6.50      11/15/2023        149,836
         253,712  GNMA #361398                                                                   6.50      01/15/2024        265,561
         282,879  GNMA #366641                                                                   6.50      11/15/2023        296,229
          47,951  GNMA #473917<<                                                                 7.00      04/15/2028         50,507
          80,349  GNMA #473918                                                                   7.00      04/15/2028         84,633
         148,479  GNMA #525459                                                                   7.25      07/15/2006        149,052
         415,802  GNMA #531436                                                                   7.00      06/15/2042        482,094
           8,896  GNMA #531965                                                                   7.72      12/15/2041         10,193
         297,604  GNMA #533858                                                                   7.35      06/15/2042        337,995
         779,938  GNMA #780626<<                                                                 7.00      08/15/2027        820,455
      32,000,000  GNMA SERIES 2003-38 CLASS JC+/-<<                                              7.04      08/16/2042     36,939,421

                                                                                                                          40,013,906
                                                                                                                        ------------

STUDENT LOAN MARKETING ASSOCIATION - 0.33%
       3,000,000  SLMA SERIES 1999-3 CLASS CTFS+/-                                               3.56      01/26/2015      3,013,344
                                                                                                                        ------------

TOTAL AGENCY SECURITIES (COST $339,550,135)                                                                              341,587,305
                                                                                                                        ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                           INTEREST RATE  MATURITY DATE      VALUE

PRIVATE INVESTMENT PARTNERSHIPS - 0.18%

HOLDING & OTHER INVESTMENT OFFICES - 0.17%
       2,500,000  TOLL ROAD INVESTMENT PARTNERSHIP II LP++^                                      4.96%     02/15/2015   $  1,573,105
                                                                                                                        ------------

MISCELLANEOUS - 0.01%
             349  PPM AMERICA CBO II LIMITED PARTNERSHIP++                                       8.36      12/15/2005         36,695
                                                                                                                        ------------

TOTAL PRIVATE INVESTMENT PARTNERSHIPS (COST $1,756,929)                                                                    1,609,800
                                                                                                                        ------------

TERM LOANS - 0.10%
         865,385  NOVELIS INCORPORATED TERM LOAN B+/-++                                                                      878,365
                                                                                                                        ------------

TOTAL TERM LOANS (COST $872,649)                                                                                             878,365
                                                                                                                        ------------

US TREASURY SECURITIES - 9.29%

US TREASURY BONDS - 9.18%
         760,000  US TREASURY BOND<<                                                             7.25      05/15/2016        964,636
       1,000,000  US TREASURY BOND<<                                                             7.50      11/15/2016      1,299,688
       5,250,000  US TREASURY BOND<<                                                             8.00      11/15/2021      7,512,215
      14,400,000  US TREASURY BOND<<                                                             7.25      08/15/2022     19,474,877
       2,865,000  US TREASURY BOND<<                                                             6.25      08/15/2023      3,550,139
       4,310,000  US TREASURY BOND<<                                                             6.75      08/15/2026      5,743,243
       1,730,000  US TREASURY BOND<<                                                             6.13      08/15/2029      2,197,437
      12,000,000  US TREASURY BOND<<                                                             5.38      02/15/2031     14,069,064
       8,925,000  US TREASURY BOND<<&                                                            3.38      04/15/2032     12,014,237
       9,300,000  US TREASURY BOND<<&                                                            2.38      01/15/2025     10,404,560
       8,500,000  US TREASURY STRIP PRINCIPAL<<^                                                 4.12      02/15/2015      5,780,298

                                                                                                                          83,010,394
                                                                                                                        ------------

US TREASURY NOTES - 0.11%
       1,000,000  US TREASURY NOTE<<                                                             4.13      05/15/2015      1,006,445
                                                                                                                        ------------

TOTAL US TREASURY SECURITIES (COST $78,621,064)                                                                           84,016,839
                                                                                                                        ------------

COLLATERAL FOR SECURITIES LENDING - 40.46%
SHARES

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 2.34%
       2,640,997  EVERGREEN MONEY MARKET FUND                                                                              2,640,998
      17,999,982  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                  17,999,982
         511,946  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                            511,946

                                                                                                                          21,152,926
                                                                                                                        ------------
PRINCIPAL

COLLATERAL INVESTED IN OTHER ASSETS - 38.12%
       4,999,995  ALLIANCE & LEICESTER PLC                                                       3.27      09/19/2005      4,991,145
       2,999,997  AMSTEL FUNDING CORPORATION                                                     3.72      12/21/2005      2,964,747
      17,999,982  ATLAS CAPITAL FUNDING LIMITED                                                  3.58      09/02/2005     17,998,182
       2,999,997  ATOMIUM FUNDING CORPORATION                                                    3.31      09/07/2005      2,998,257
       4,999,995  BANCO BILBAO VIZCAYA ARGENTARIA                                                3.85      11/28/2005      4,954,145

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                           INTEREST RATE  MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      5,841,994  BARTON CAPITAL CORPORATION                                                     3.57%     09/01/2005   $  5,841,994
      29,999,969  BEAR STEARNS & COMPANIES REPURCHASE AGREEMENT (MATURITY VALUE
                  $30,002,978)                                                                   3.61      09/01/2005     29,999,970
       9,999,990  BHP BILLITON FINANCE                                                           3.60      09/22/2005      9,979,290
       9,999,990  BUCKINGHAM CDO LLC                                                             3.54      09/09/2005      9,992,190
       9,999,990  BUCKINGHAM CDO LLC                                                             3.55      09/14/2005      9,987,290
      10,999,989  CC USA INCORPORATED                                                            3.31      12/02/2005     11,001,529
       3,999,996  CEDAR SPRINGS CAPITAL COMPANY LLC                                              3.68      10/20/2005      3,979,956
      11,242,989  CEDAR SPRINGS CAPITAL COMPANY LLC                                              3.76      11/15/2005     11,155,181
       4,999,995  CONCORD MINUTEMAN CAPITAL COMPANY                                              3.53      09/16/2005      4,992,645
       1,499,999  CONCORD MINUTEMAN CAPITAL COMPANY (SERIES A)                                   3.24      09/08/2005      1,498,979
      10,999,989  CONCORD MINUTEMAN CAPITAL COMPANY (SERIES A)                                   3.57      09/19/2005     10,980,519
         450,000  CONCORD MINUTEMAN CAPITAL COMPANY (SERIES A)                                   3.62      10/19/2005        447,790
       2,649,997  CREDIT SUISSE FIRST BOSTOIN NY                                                 3.54      01/06/2006      2,649,788
       1,799,998  DANSKE CORPORATION                                                             3.55      09/20/2005      1,796,632
       1,583,998  DEUTSCHE BANK NEW YORK                                                         3.72      11/10/2005      1,583,995
       8,999,991  DEUTSCHE BANK REPURCHASE AGREEMENT (MATURITY VALUE $9,000,886)                 3.58      09/01/2005      8,999,991
       3,299,997  DEXIA DELAWARE LLC                                                             3.59      09/19/2005      3,294,156
         400,000  DNB NOR BANK ASA                                                               3.43      09/23/2005        399,124
       1,449,999  DNB NOR BANK ASA                                                               3.49      09/26/2005      1,446,388
       4,699,995  DNB NOR BANK ASA                                                               3.58      11/07/2005      4,667,189
         799,999  FAIRWAY FINANCE CORPORATION                                                    3.27      09/12/2005        799,135
       1,999,998  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                                 3.73      11/30/2005      1,981,258
       9,999,990  GALAXY FUNDING INCORPORATED                                                    3.47      09/19/2005      9,982,290
       4,999,995  GENERAL ELECTRIC CAPITAL                                                       3.91      02/03/2006      5,004,495
       9,999,990  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY                                     3.65      06/16/2006      9,999,990
       4,999,995  ING USA ANNUITY AND LIFE INSURANCE                                             3.72      06/06/2006      4,999,995
       3,499,997  IRISH LIFE & PERMANENT PLC                                                     3.54      10/11/2005      3,485,857
       3,999,996  KLIO FUNDING CORPORATION                                                       3.71      10/31/2005      3,975,476
       3,999,996  LEGACY CAPITAL CORPORATION LLC                                                 3.54      09/06/2005      3,998,036
       3,318,997  LEGACY CAPITAL CORPORATION LLC                                                 3.32      10/19/2005      3,302,700
       4,999,995  LEXINGTON PARKER CAPITAL CORPORATION                                           3.23      09/01/2005      4,999,995
       1,299,999  LEXINGTON PARKER CAPITAL CORPORATION                                           3.56      09/19/2005      1,297,698
       4,999,995  LIBERTY LIGHT US CAPITAL SERIES MTN                                            3.57      05/26/2006      5,000,195
         999,999  LIQUID FUNDING LIMITED                                                         3.66      09/26/2005        997,509
       5,999,994  LIQUID FUNDING LIMITED                                                         3.54      10/05/2005      5,979,354
       5,999,994  LIQUID FUNDING LIMITED                                                         3.74      10/26/2005      5,966,274
       4,999,995  LIQUID FUNDING LIMITED                                                         3.78      11/16/2005      4,960,395
         799,999  MANE FUNDING CORPORATION                                                       3.51      09/19/2005        798,583
       6,999,993  MORGAN STANLEY                                                                 3.58      09/02/2005      6,999,293
       5,999,994  MORGAN STANLEY                                                                 3.64      01/13/2006      5,999,994
       4,999,995  MORGAN STANLEY                                                                 3.64      02/03/2006      4,999,995
       2,111,998  MORGAN STANLEY                                                                 3.60      08/13/2010      2,112,167
      10,950,989  NIEUW AMSTERDAM RECEIVABLES CORPORATION                                        3.53      09/13/2005     10,938,067
       8,999,991  PICAROS FUNDING LLC                                                            3.49      10/06/2005      8,968,131
       5,280,995  RACERS TRUST                                                                   3.61      05/20/2005      5,281,824
       1,999,998  SCALDIS CAPITAL LIMITED                                                        3.20      09/09/2005      1,998,438
       2,999,997  SEDNA FINANCE INCORPORATED                                                     3.43      09/20/2005      2,994,387
       1,549,998  SEDNA FINANCE INCORPORATED                                                     3.74      11/03/2005      1,539,830
       4,199,996  SLM CORPORATION                                                                3.85      01/25/2006      4,202,894
       5,280,995  TANGO FINANCE CORPORATION                                                      3.63      10/25/2006      5,281,681
      16,999,983  TRANSAMERICA ASSET FUNDING CORPORATION                                         3.59      09/12/2005     16,981,623
      11,999,988  TRANSAMERICA OCCIDENTAL LIFE INSURANCE                                         3.76      07/11/2006     11,999,988
       2,640,997  TRAVELERS INSURANCE COMPANY                                                    3.65      02/10/2006      2,640,945
         549,999  UBS FINANCE (DELAWARE) LLC                                                     3.50      09/06/2005        549,730
       4,999,995  WHITE PINE FINANCE LLC                                                         3.47      10/03/2005      4,983,795

                                                                                                                         344,603,089
                                                                                                                        ------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $365,756,015)                                                              365,756,015
                                                                                                                        ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                  INTEREST RATE    MATURITY DATE          VALUE
SHORT-TERM INVESTMENTS - 0.07%
         642,730  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                       $      642,730
                                                                                                                     --------------

TOTAL SHORT-TERM INVESTMENTS (COST $642,730)                                                                                642,730
                                                                                                                     --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,245,476,875)*                                   139.94%                                                     $1,265,036,575

OTHER ASSETS AND LIABILITIES, NET                        (39.94)                                                       (361,042,618)
                                                        -------                                                      --------------

TOTAL NET ASSETS                                         100.00%                                                     $  903,993,957
                                                        -------                                                      --------------

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST OR PRINCIPAL PAYMENTS.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

& U.S. TREASURY INFLATION-PROTECTION SECURITIES (TIPS) ARE SECURITIES IN WHICH THE PRINCIPAL AMOUNT IS ADJUSTED FOR INFLATION AND THE SEMI-ANNUAL INTEREST PAYMENTS EQUAL A FIXED PERCENTAGE OF THE INFLATION-ADJUSTED PRINCIPAL AMOUNT.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $642,730.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

TACTICAL MATURITY BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                    INTEREST RATE     MATURITY DATE          VALUE
AGENCY NOTES - INTEREST BEARING - 21.22%
$   27,000,000  FHLB+/-                                                                3.34%         03/30/2007      $  26,937,900
    21,000,000  FHLMC<<                                                                2.50          11/30/2005         20,936,034

TOTAL AGENCY NOTES - INTEREST BEARING (COST $48,000,000)                                                                47,873,934
                                                                                                                     -------------

ASSET-BACKED SECURITIES - 8.71%
    19,650,000  HOUSEHOLD CREDIT CARD MASTER NOTE TRUST I SERIES 2000-1 CLASS A+/-     3.53          08/15/2008         19,655,292

TOTAL ASSET-BACKED SECURITIES (COST $19,675,115)                                                                        19,655,292
                                                                                                                     -------------

CORPORATE BONDS & NOTES - 25.86%

INSURANCE AGENTS, BROKERS & SERVICE - 7.54%
    17,000,000  ALLSTATE LIFE GLOBAL FUNDING<<+/-                                      3.45          09/22/2006         17,006,035
                                                                                                                     -------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 18.32%
    20,400,000  FEDERAL AGRICULTURAL MORTGAGE CORPORATION+/-                           3.70          03/30/2007         20,362,179
    21,000,000  FEDERAL AGRICULTURAL MORTGAGE CORPORATION<<+/-                         3.77          04/20/2007         20,982,339

                                                                                                                        41,344,518
                                                                                                                     -------------

TOTAL CORPORATE BONDS & NOTES (COST $58,400,000)                                                                        58,350,553
                                                                                                                     -------------

US TREASURY SECURITIES - 32.49%

US TREASURY BONDS - 32.49%
     7,900,000  US TREASURY BOND<<                                                     6.00          02/15/2026          9,687,991
     6,000,000  US TREASURY BOND<<                                                     5.25          02/15/2029          6,827,112
    20,000,000  US TREASURY BOND<<                                                     6.25          05/15/2030         25,913,280
    26,325,000  US TREASURY BOND<<                                                     5.38          02/15/2031         30,864,009

                                                                                                                        73,292,392
                                                                                                                     -------------

TOTAL US TREASURY SECURITIES (COST $72,161,673)                                                                         73,292,392
                                                                                                                     -------------

COLLATERAL FOR SECURITIES LENDING - 48.09%

SHARES          SECURITY NAME                                                                                             VALUE
COLLATERAL INVESTED IN MONEY MARKET FUNDS - 2.51%
     1,714,000  EVERGREEN MONEY MARKET FUND                                                                              1,714,000
     2,999,999  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   3,000,000
       948,793  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                            948,793

                                                                                                                         5,662,793
                                                                                                                     -------------

PRINCIPAL                                                                        INTEREST RATE     MATURITY DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 45.58%
     5,000,000  ALLIANCE & LEICESTER PLC                                               3.27          09/19/2005          4,991,150
    10,000,000  AMERICAN GENERAL FINANCE+/-                                            3.57          09/15/2006         10,001,700
     1,800,000  ATLANTIS ONE FUNDING CORPORATION                                       3.25          09/19/2005          1,796,814
     2,000,000  BANCO BILBAO VIZCAYA ARGENTARIA                                        3.56          09/16/2005          1,997,060
     2,000,000  BANCO BILBAO VIZCAYA ARGENTARIA                                        3.70          10/31/2005          1,987,740
     1,000,000  BANCO BILBAO VIZCAYA ARGENTARIA                                        3.85          11/28/2005            990,830
    16,000,001  BEAR STEARNS & COMPANIES REPURCHASE AGREEMENT
                (MATURITY VALUE $16,001,604)                                           3.61          09/12/2005         16,000,000
     3,048,000  CEDAR SPRINGS CAPITAL COMPANY LLC                                      3.46          09/12/2005          3,044,708
     3,000,000  CONCORD MINUTEMAN CAPITAL COMPANY (SERIES A)                           3.57          09/19/2005          2,994,690
     1,660,000  CONCORD MINUTEMAN CAPITAL COMPANY (SERIES A)                           3.32          10/19/2005          1,651,849
     1,029,000  DEUTSCHE BANK NEW YORK+/-                                              3.72          11/10/2005          1,028,998
     2,700,000  DNB NOR BANK ASA                                                       3.50          09/23/2005          2,694,087
     2,400,000  DNB NOR BANK ASA                                                       3.66          10/12/2005          2,390,040

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

TACTICAL MATURITY BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                    INTEREST RATE     MATURITY DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    2,500,000  GRAMPIAN FUNDING LIMITED                                               3.45%         09/27/2005      $   2,493,525
     3,000,000  ING AMERICA INSURANCE HOLDINGS INCORPORATED                            3.81          11/22/2005          2,974,380
     5,000,000  ING USA ANNUITY AND LIFE INSURANCE+/-                                  3.72          06/06/2006          5,000,000
     1,300,000  K2 (USA) LLC                                                           3.26          09/28/2005          1,296,516
     2,000,000  KLIO FUNDING CORPORATION                                               3.71          10/31/2005          1,987,740
     5,000,000  LEXINGTON PARKER CAPITAL CORPORATION                                   3.55          09/01/2005          5,000,000
     8,000,000  LIQUID FUNDING LIMITED                                                 3.47          09/29/2005          7,977,760
     5,000,000  MORGAN STANLEY                                                         3.58          09/02/2005          4,999,500
     1,372,000  MORGAN STANLEY+/-                                                      3.60          08/13/2010          1,372,110
     2,800,000  NORDEA NORTH AMERICA INCORPORATED                                      3.70          10/20/2005          2,785,972
     3,429,000  RACERS TRUST+/-                                                        3.61          05/20/2005          3,429,538
     3,000,000  SEDNA FINANCE INCORPORATED                                             3.43          09/20/2005          2,994,390
     1,000,000  THAMES ASSET GLOBAL SECURITIES INCORPORATED                            3.63          10/03/2005            996,760
     1,140,000  TRANSAMERICA ASSET FUNDING CORPORATION                                 3.58          09/22/2005          1,137,640
     1,714,000  TRAVELERS INSURANCE COMPANY+/-                                         3.65          02/10/2006          1,713,966
       382,000  TULIP FUNDING CORPORATION                                              3.44          11/15/2005            379,017
     2,700,000  UBS FINANCE (DELAWARE) LLC                                             3.23          09/06/2005          2,698,677
     2,045,000  UBS FINANCE (DELAWARE) LLC                                             3.47          10/03/2005          2,038,374

                                                                                                                       102,845,531
                                                                                                                     -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $108,508,324)                                                            108,508,324
                                                                                                                     -------------

SHORT-TERM INVESTMENTS - 11.30%
    25,487,263  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                             25,487,263
                                                                                                                     -------------

TOTAL SHORT-TERM INVESTMENTS (COST $25,487,263)                                                                         25,487,263
                                                                                                                     -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $332,232,375)*                                               147.67%                                           $ 333,167,758

OTHER ASSETS AND LIABILITIES, NET                                  (47.67)                                            (107,549,911)
                                                                  -------                                            -------------

TOTAL NET ASSETS                                                   100.00%                                           $ 225,617,847
                                                                  -------                                            -------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $25,487,263.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                            INTEREST RATE  MATURITY DATE       VALUE
ASSET-BACKED SECURITIES - 19.25%
$      108,109  ASSET BACKED SECURITIES CORPORATION HOME EQUITY SERIES 2001-HE2 CLASS
                A1+/-                                                                          3.83%      06/15/2031    $    108,718
     2,000,000  BANK ONE ISSUANCE TRUST SERIES 2002-C2+/-                                      4.56       05/15/2008       2,000,505
     3,000,000  BANK ONE ISSUANCE TRUST SERIES 2003-B3+/-                                      3.89       05/16/2011       3,015,518
     1,373,921  BANKAMERICA MANUFACTURED HOUSING CONTRACT SERIES 1997-1 CLASS A8               6.73       06/10/2023       1,385,777
     6,500,000  CHASE MANHATTAN AUTO OWNER TRUST SERIES 2005-A CLASS A3                        3.87       06/15/2009       6,470,237
       400,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2001-B2 CLASS B2+/-                 3.85       12/10/2008         401,693
       651,676  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-BC1 CLASS A1+/-              4.04       03/25/2033         653,315
       109,886  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-SD1 CLASS A1+/-++            4.33       12/25/2032         109,881
       646,636  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-SD2 CLASS A1+/-++            4.14       09/25/2032         651,217
       707,695  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-SD3 CLASS A1+/-++            4.06       01/25/2033         711,147
     2,519,936  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2004-SD2 CLASS A1+/-++            4.01       11/25/2033       2,524,169
     1,733,275  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2001-A CLASS A+/-                    3.81       04/15/2027       1,734,002
     1,731,402  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-D CLASS A+/-                    3.81       08/15/2028       1,730,396
     1,322,204  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-G+/-                            3.94       12/15/2028       1,328,571
       564,554  EQCC HOME EQUITY LOAN TRUST SERIES 1998-4 CLASS A1F+/-                         4.01       01/15/2029         565,227
     3,888,944  EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS 3A3+/-                       2.47       09/25/2033       3,900,269
       811,439  FHABS 2004 HE-1+/-                                                             3.85       01/25/2024         811,692
     3,180,983  FHABS SERIES 2004-HE3 CLASS A+/-                                               3.93       10/25/2034       3,190,210
     1,064,815  FHLMC STRUCTURED PASS THROUGH SECURITIES SERIES T-35 CLASS A+/-                3.78       09/25/2031       1,065,050
     2,090,016  FIFTH THIRD HOME EQUITY LOAN TRUST SERIES 2003-1 CLASS A+/-                    3.86       09/20/2023       2,091,136
       424,529  FIFTH THIRD MORTGAGE LOAN TRUST SERIES 2002-FTB1 CLASS 4A1+/-                  6.00       11/19/2032         424,506
     1,378,769  FIRST PLUS HOME LOAN TRUST SERIES 1997-3 CLASS A8                              7.55       11/10/2023       1,376,891
     4,807,290  FLEET HOME EQUITY LOAN TRUST SERIES 2003-1 CLASS A+/-                          3.86       01/20/2033       4,811,964
     6,000,000  GE EQUIPMENT SMALL TICKET LLC SERIES 2005-1A CLASS A3++                        4.38       07/22/2009       5,999,030
     1,196,629  GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 1999-2 CL A3+/-                    4.00       11/25/2029       1,197,022
     1,903,197  GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2001-HE3 CLASS A2+/-               3.92       03/25/2027       1,906,390
     1,500,000  GOLDEN SECURITIES CORPORATION SERIES 2003-A CLASS A1+/-++                      3.64       12/02/2013       1,500,315
     5,000,000  GS AUTO LOAN TRUST SERIES 2005-1 CLASS A3                                      4.45       05/17/2010       5,023,604
     6,000,000  HFC HOME EQUITY LOAN ASSET BACKED CERTIFICATES SERIES 2005-2 CLASS A1+/-       3.78       01/20/2035       5,998,762
     1,500,000  HONDA AUTO RECEIVABLES OWNER TRUST 2005-2 CLASS A3                             3.93       01/15/2009       1,494,967
     4,500,000  HOUSEHOLD AUTOMOTIVE TRUST SERIES 2005-1 CLASS A4                              4.35       06/18/2012       4,494,227
     1,429,326  HOUSEHOLD HOME EQUITY LOAN TRUST SERIES 2002-2, CLASS A+/-                     3.73       04/20/2032       1,430,206
     3,290,000  HYUNDAI AUTO RECEIVABLES TRUST SERIES 2005-A CLASS A3                          3.98       11/16/2009       3,277,455
     2,437,204  KEYCORP STUDENT LOAN TRUST SERIES 2003-A CLASS 2A1+/-                          3.80       10/25/2025       2,439,989
       489,716  LEHMAN BROTHERS+/-                                                             3.86       12/25/2033         490,119
     2,044,591  MELLON RESIDENTIAL FUNDING CORPORATION SERIES 2001-TBC1 CLASS A1+/-            3.92       11/15/2031       2,044,715
     4,700,390  MSDWCC HELOC TRUST SERIES 2003-1A CLASS A+/-                                   3.91       11/25/2015       4,712,639
     2,830,000  NAVISTAR FINANCIAL CORPORATION OWNER TRUST SERIES 2005-A CLASS A3              4.22       02/15/2010       2,829,630
     3,300,000  ONYX ACCEPTANCE GRANTOR TRUST SERIES 2004-C CLASS A4                           3.50       12/15/2011       3,253,630
       898,796  OPTION ONE MORTGAGE LOAN TRUST SERIES 2003-1 CLASS A2+/-                       4.06       02/25/2033         901,441
     1,124,457  RESIDENTIAL ASSET SECURITIES 04-RP1 A2A+/-++                                   3.94       11/25/2042       1,126,558
     3,000,000  RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2002-KS8 CLASS A6+/-           4.86       12/25/2032       3,015,566
     2,058,741  SEQUOIA MORTGAGE TRUST SERIES 2003-2 CLASS A1+/-                               3.76       06/20/2033       2,058,624
     2,291,643  SEQUOIA MORTGAGE TRUST SERIES 5 CLASS A+/-                                     3.77       10/19/2026       2,293,318
     2,000,000  STRUCTURED ASSET REPACKAGED TRUST+/-++                                         3.92       03/21/2006       2,002,838
     2,462,387  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2003-9A CLASS 2A1+/-            3.83       03/25/2033       2,438,106
       576,045  WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2002-HE2 A+/-                4.07       12/25/2032         578,864
     3,966,383  WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2003-HE2 AII1+/-             3.90       07/02/2018       3,975,873
     2,930,696  WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2004-HE1 CLASS A+/-          3.86       06/25/2034       2,933,332
     4,117,684  WASHINGTON MUTUAL SERIES 2003-AR1 CLASS A6+/-                                  4.49       03/25/2033       4,101,047
     4,000,000  WFS FINANCIAL OWNER TRUST SERIES 2005-3 CLASS A4                               4.39       05/17/2013       4,000,000
     6,055,000  WORLD OMNI AUTO RECIVABLES TRUST SERIES 2005-B CLASS A3                        4.40       05/20/2009       6,054,278

TOTAL ASSET-BACKED SECURITIES (COST $124,503,324)                                                                        124,634,636
                                                                                                                        ------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 22.17%
       232,186  BANK OF AMERICA MORTGAGE SECURITIES SERIES 2002-G CLASS 2A1+/-                 5.90       07/20/2032         234,789
     1,982,128  BANK OF AMERICA MORTGAGE SECURITIES SERIES 2003-A CLASS 2A2+/-                 4.57       02/25/2033       1,979,452
     4,929,177  CHESAPEAKE FUNDING LLC SERIES 2003-2 A1+/-                                     3.76       11/07/2008       4,929,177
     4,921,801  COUNTRYWIDE ALTERNATIVE LOAN TRUST 2005-24 CLASS 2A1B+/-                       3.94       07/20/2035       4,964,080
     5,648,991  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-27 CLASS 3A1+/-                 1.92       06/30/2035       5,648,991
     6,801,543  COUNTRYWIDE HOME LOANS SERIES 2004-25 CLASS 1A3+/-                             3.82       04/25/2025       6,809,829

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                            INTEREST RATE  MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$    6,669,214  COUNTRYWIDE HOME LOANS SERIES 2004-29 CLASS 2A1+/-                             3.79%      12/29/2034    $  6,683,189
     5,764,114  COUNTRYWIDE HOME LOANS SERIES 2004-R1 CLASS 1AF+/-++                           4.04       11/25/2034       5,765,918
       770,507  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2002-AR17 CLASS
                2A1+/-                                                                         4.48       12/19/2039         779,567
     1,306,131  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2003-AR2 CLASS
                2A1+/-                                                                         4.92       02/25/2033       1,295,450
     2,750,000  FIFTH THIRD AUTO TRUST SERIES 2004-A CLASS A4                                  3.70       10/20/2011       2,722,192
       765,514  GREENPOINT HOME EQUITY LOAN TRUST SERIES 2004-1A+/-                            3.87       07/25/2029         766,594
     7,000,000  GSMPS 2005-RP3 1AF+/-                                                          3.92       09/25/2035       6,992,344
    10,996,144  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+/-++                         4.04       10/25/2034      11,036,744
     6,555,964  HARBORVIEW MORTGAGE LOAN TRUST SERIES 2004-11 CLASS 3A2A+/-                    3.76       01/19/2035       6,560,062
     2,564,758  MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 2003-A2 CLASS 2A2+/-      4.21       02/25/2033       2,555,699
     5,136,540  MLCC MORTGAGE INVESTORS INCORPORATED+/-                                        4.46       03/25/2028       5,145,197
     6,125,806  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1995-B CLASS A+/-                  3.97       10/15/2020       6,131,827
       656,392  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1996-C CLASS A+/-                  3.95       09/15/2021         657,277
     1,403,741  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1997-B CLASS A+/-                  3.71       03/16/2026       1,406,225
     5,935,140  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1999-A CLASS A+/-                  3.95       03/15/2025       5,958,900
     4,687,611  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2003-B CLASS A1+/-                 3.98       04/25/2028       4,713,915
     3,949,998  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2004-A A1+/-                       3.87       04/25/2029       3,952,421
     4,923,768  MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2003-HYB1 CLASS A3+/-              4.60       03/25/2033       4,947,234
     2,379,808  NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS A1V+/-                    3.92       11/10/2030       2,384,654
     1,837,738  NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS A4                        6.65       11/10/2030       1,855,040
       468,846  NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS D                         7.56       11/10/2030         502,616
     1,725,199  RESIDENTIAL FUNDING MORTGAGE SECURITIES INCORPORATED SERIES 2003-HS1
                AII+/-                                                                         3.93       12/25/2032       1,726,875
     3,325,018  RESIDENTIAL FUNDING MORTGAGE SECURITIES SERIES 2004-HS3 CLASS A+/-             3.91       09/25/2029       3,329,376
     1,034,403  RESIDENTIAL FUNDING SECURITIES CORPORATION SERIES 2003-RP1 CLASS A1+/-++       4.14       05/05/2033       1,038,410
     4,427,687  SASC 04-NP2 A1+/-++                                                            3.94       11/30/2034       4,427,687
       545,906  SASC SERIES 2003-39EX+/-                                                       4.09       08/25/2033         546,237
     6,528,306  SEQUOIA MORTGAGE TRUST SERIES 10 CLASS 1A+/-                                   3.83       10/20/2027       6,531,959
     7,087,588  SEQUOIA MORTGAGE TRUST SERIES 2003-8 A1+/-                                     3.75       12/20/2033       7,087,133
     2,071,268  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2004-S3 CLASS A+/-              3.89       10/25/2034       2,073,012
     9,443,784  WASHINGTON MUTUAL SERIES 2005-AR1 A-1A+/-                                      3.63       01/25/2035       9,437,207

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $143,611,349)                                                            143,577,279
                                                                                                                        ------------

CORPORATE BONDS & NOTES - 20.61%

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.46%
     2,984,000  REEBOK INTERNATIONAL LIMITED                                                   6.75       09/15/2005       2,985,414
                                                                                                                        ------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.55%
     3,550,000  MASCO CORPORATION+/-++                                                         3.62       03/09/2007       3,558,967
                                                                                                                        ------------

COMMUNICATIONS - 1.17%
     3,080,000  COX RADIO INCORPORATED                                                         6.63       02/15/2006       3,107,015
     2,500,000  PEARSON INCORPORATED++                                                         7.38       09/15/2006       2,576,240
     1,825,000  TIME WARNER COMPANIES INCORPORATED                                             8.11       08/15/2006       1,888,010

                                                                                                                           7,571,265
                                                                                                                        ------------

DEPOSITORY INSTITUTIONS - 3.55%
     1,500,000  ASSOCIATED BANK GREEN BAY                                                      3.70       03/01/2007       1,483,005
     2,000,000  ASSOCIATED BANK NA+/-                                                          3.81       02/01/2008       1,999,818
     2,900,000  DEPOSIT GUARANTY CORPORATION                                                   7.25       05/01/2006       2,956,153
     2,500,000  NATIONAL CITY BANK+/-                                                          3.61       02/07/2008       2,500,380
     5,000,001  NEBHELP INCORPORATED SERIES A-2+/-                                             3.24       12/01/2017       5,000,000
     2,700,000  STATE STREET CAPITAL TRUST II+/-                                               4.29       02/15/2008       2,703,502
       425,000  WACHOVIA CORPORATION                                                           6.88       09/15/2005         425,322
     3,035,000  WACHOVIA CORPORATION                                                           6.30       04/15/2008       3,191,973
     2,710,000  WASHINGTON MUTUAL BANK FA SERIES MTN+/-                                        4.00       07/25/2006       2,718,097

                                                                                                                          22,978,250
                                                                                                                        ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                            INTEREST RATE  MATURITY DATE       VALUE
ELECTRIC, GAS & SANITARY SERVICES - 0.75%
$    4,000,000  DUKE ENERGY CORPORATION+/-                                                     3.82%      12/08/2005     $ 4,002,964
       884,635  NIAGARA MOHAWK POWER CORPORATION SERIES F                                      7.63       10/01/2005         886,819

                                                                                                                           4,889,783
                                                                                                                         -----------

FINANCIAL SERVICES - 0.39%
     2,500,000  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                             3.72       07/11/2006       2,503,808
                                                                                                                         -----------

FOOD & KINDRED PRODUCTS - 0.50%
     1,555,000  GENERAL MILLS INCORPORATED                                                     6.45       10/15/2006       1,585,552
     1,600,000  RUBBERMAID INCORPORATED                                                        6.60       11/15/2006       1,641,149

                                                                                                                           3,226,701
                                                                                                                         -----------

FOOD STORES - 0. 69%
     4,500,000  SAFEWAY INCORPORATED+/-                                                        4.16       11/01/2005       4,500,743
                                                                                                                         -----------

FORESTRY - 0.26%
     1,653,000  WEYERHAEUSER COMPANY                                                           6.13       03/15/2007       1,693,872
                                                                                                                         -----------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.39%
     2,500,000  MARRIOTT INTERNATIONAL INCORPORATED SERIES B                                   6.88       11/15/2005       2,513,173
                                                                                                                         -----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.32%
     2,000,000  BRITISH AEROSPACE FINANCE INCORPORATED++                                       7.00       07/01/2007       2,079,422
                                                                                                                         -----------

INSURANCE AGENTS, BROKERS & SERVICE - 0.62%
     4,000,000  NATIONWIDE LIFE GLOBAL FIND+/-++                                               3.88       05/15/2007       4,004,556
                                                                                                                         -----------

INSURANCE CARRIERS - 1.77%
     2,000,000  AMERICAN INTERNATIONAL GROUP SERIES MTNF                                       2.85       12/01/2005       1,994,708
     2,840,000  HARTFORD LIFE GLOBAL FUND+/-                                                   3.58       09/15/2009       2,844,760
     3,500,000  UNITRIN INCORPORATED                                                           5.75       07/01/2007       3,568,586
     3,000,000  URC HOLDINGS CORPORATION++                                                     7.88       06/30/2006       3,065,460

                                                                                                                          11,473,514
                                                                                                                         -----------

METAL MINING - 0.33%
     2,000,000  ALCAN ALUMINUM                                                                 6.25       11/01/2008       2,112,870
                                                                                                                         -----------

MISCELLANEOUS RETAIL - 0.40%
     2,500,000  ARAMARK SERVICES                                                               7.10       12/01/2006       2,567,833
                                                                                                                         -----------

NON-DEPOSITORY CREDIT INSTITUTIONS - 4.62%
     3,575,000  AMERICAN EXPRESS CENTURION+/-                                                  3.51       07/19/2007       3,579,290
     2,000,000  AMERICAN GENERAL FINANCE SERIES MTNH+/-                                        3.63       04/05/2007       2,000,294
     4,180,001  GOLDMAN SACHS GROUP INCORPORATED+/-                                            3.69       01/09/2007       4,184,907
     2,000,000  JOHN HANCOCK GLOBAL FUNDING II+/-++                                            3.70       04/03/2009       2,000,542
     2,325,000  KEYCORP+/-                                                                     3.85       07/23/2007       2,329,511
       696,000  LEHMAN BROTHERS HOLDINGS CORPORATION SERIES EMTN+/-                            3.98       09/28/2005         696,078
     2,565,000  MARSHALL AND ILSLEY BANK+/-                                                    3.55       10/02/2006       2,520,267
     3,380,000  MORGAN STANLEY DEAN WITTER & COMPANY CORPORATION FLOATING RATE+/-              3.98       11/24/2006       3,384,813
     1,474,742  MORGAN STANLEY DEAN WITTER & COMPANY CORPORATION HELOC TRUST SERIES
                2003-2 A+/-                                                                    3.90       04/25/2016       1,476,652
     4,130,427  RENAISSANCE HOME EQUITY LOAN TRUST SERIES 2003-3 A+/-                          4.14       12/25/2033       4,155,123
     1,586,930  RESIDENTIAL FUNDING MORTGAGE SECURITIES SERIES 2002-HS3 2A+/-                  3.98       08/25/2032       1,588,510
     2,000,000  US TRUST COMPANY NEW YORK+/-                                                   3.75       03/13/2006       2,001,400

                                                                                                                          29,917,387
                                                                                                                         -----------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                            INTEREST RATE  MATURITY DATE       VALUE
OIL & GAS EXTRACTION - 0.95%
$    3,172,000  COLUMBIA ENERGY GROUP                                                          6.80%      11/28/2005    $  3,190,328
     2,970,000  HALLIBURTON COMPANY+/-                                                         4.65       10/17/2005       2,974,024

                                                                                                                           6,164,352
                                                                                                                        ------------

PAPER & ALLIED PRODUCTS - 0.35%
     2,285,000  AVERY DENNISON CORPORATION+/-                                                  3.99       08/10/2007       2,285,354
                                                                                                                        ------------

REAL ESTATE - 1.42%
     3,999,999  DUKE REALTY CORPORATION+/-                                                     3.70       12/22/2006       4,003,240
     1,800,001  JDN REALTY CORPORATION                                                         6.95       08/01/2007       1,860,194
     3,301,632  MELLON RESIDENTIAL FUNDING CORPORATION SERIES 1999-TBC3 CLASS A2+/-            4.10       10/20/2029       3,312,696

                                                                                                                           9,176,130
                                                                                                                        ------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.31%
     2,000,000  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTN+/-                             4.22       05/22/2006       2,005,484
                                                                                                                        ------------

TRANSPORTATION EQUIPMENT - 0.81%
     3,800,000  DAIMLERCHRYSLER NA HOLDING CORPORATION SERIES MTND+/-                          4.27       09/26/2005       3,800,741
     1,500,000  FORD MOTOR CREDIT COMPANY+/-                                                   4.31       09/28/2007       1,462,900

                                                                                                                           5,263,641
                                                                                                                        ------------

TOTAL CORPORATE BONDS & NOTES (COST $133,560,352)                                                                        133,472,519
                                                                                                                        ------------

FUNDING AGREEMENT - 0.39%
     2,500,000  MONUMENTAL LIFE INSURANCE COMPANY+/-++                                         3.63       10/20/2006       2,500,000

TOTAL FUNDING AGREEMENT (COST $2,500,000)                                                                                  2,500,000
                                                                                                                        ------------

LOAN PARTICIPATION - 0.86%
     3,189,456  UNITED STATES DEPARTMENT OF AGRICULTURE - PVT+/-++                             1.99       06/25/2016       3,189,456
     1,500,028  UNITED STATES DEPARTMENT OF AGRICULTURE - PVT SBA GP SERIES D#66++             5.37       09/08/2019       1,500,028
       850,539  UNITED STATES DEPARTMENT OF AGRICULTURE LOAN+/-++                              2.13       10/15/2020         852,665

TOTAL LOAN PARTICIPATION (COST $5,540,242)                                                                                 5,542,149
                                                                                                                        ------------

MUNICIPAL BONDS & NOTES - 3.93%
     2,100,000  CITY OF PHOENIX AZ SERIES A (PROPERTY TAX REVENUE LOC)                         4.00       07/01/2006       2,099,055
     4,700,000  COLORADO STUDENT OBLIGATION BOND AUTHORITY STUDENT LOAN REVENUE+/-SS           3.56       12/01/2032       4,700,000
     1,925,000  HARRISBURG PA REDEVELOPMENT AUTHORITY+/-SS                                     3.74       11/15/2030       1,912,699
       385,000  HUDSON COUNTY NJ (GENERAL OBLIGATION - STATES, TERRITORIES LOC)                6.09       09/01/2005         385,000
     1,340,000  INDIANA BOARD BANK REVENUE                                                     3.40       01/15/2007       1,326,426
       170,000  INDIANA BOARD BANK REVENUE                                                     3.53       07/15/2007         167,850
       635,000  MINNESOTA STATE MUNICIPAL POWER AGENCY ELECTRIC REVENUE                        3.35       10/01/2005         634,238
     2,825,000  MUSKEGON COUNTY MI                                                             4.00       06/01/2006       2,821,666
     1,900,000  OREGON STATE TAXABLE ALTERNATE ENERGY PROJECT SERIES D                         4.00       04/01/2006       1,898,252
     2,000,000  PENNSYLVANIA STATE HIGHER EDUCATION ASSISTANCE AGENCY STUDENT LOAN
                REVENUE SUB SERIES E+/-SS                                                      3.83       11/01/2028       2,000,000
     4,999,999  SOUTH CAROLINA STUDENT LOAN CORPORATION EDUCATIONAL LOAN REVENUE SERIES
                A-4+/-SS                                                                       3.34       06/01/2043       5,000,000
     2,500,000  STATE OF MICHIGAN(PROPERTY TAX REVENUE LOC)                                    3.99       11/01/2007       2,491,725

TOTAL MUNICIPAL BONDS & NOTES (COST $25,492,881)                                                                          25,436,911
                                                                                                                        ------------

AGENCY SECURITIES - 27.09%

FEDERAL AGENCY & GOVERNMENT - 0.38%
        14,366  SBA #500276+/-                                                                 7.63       05/25/2007          14,562
       187,290  SBA #500957+/-                                                                 6.00       07/25/2014         194,958

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                            INTEREST RATE  MATURITY DATE       VALUE
FEDERAL AGENCY & GOVERNMENT (continued)
$      117,312  SBA #501224+/-                                                                 4.50%      06/25/2015     $   119,110
        23,702  SBA #502966+/-                                                                 7.48       05/25/2015          25,107
       153,803  SBA #503405+/-                                                                 6.63       05/25/2016         163,082
       621,402  SBA #503611+/-                                                                 6.13       12/25/2021         659,027
        24,323  SBA #503653+/-                                                                 6.88       01/25/2010          25,034
       372,323  SBA #503658+/-                                                                 7.38       09/25/2010         389,474
       188,224  SBA #503664+/-                                                                 6.73       01/25/2013         195,638
       673,710  SBA SERIES 10-C                                                                7.88       05/01/2010         707,445

                                                                                                                           2,493,437
                                                                                                                         -----------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 9.03%
        45,430  FHLMC #410220+/-                                                               4.03       10/01/2025          46,376
        31,335  FHLMC #611084+/-                                                               4.24       06/01/2030          32,311
       392,921  FHLMC #786614+/-                                                               5.14       08/01/2025         403,440
       194,533  FHLMC #845151+/-                                                               5.29       06/01/2022         199,512
        24,254  FHLMC #846367+/-                                                               4.65       04/01/2029          24,976
     1,897,134  FHLMC #E90573<<                                                                6.00       07/01/2017       1,957,152
     3,276,647  FHLMC #G90030<<                                                                7.50       07/17/2017       3,453,040
     8,625,169  FHLMC GOLD<<                                                                   5.00       05/15/2020       8,694,080
    14,110,326  FHLMC GOLD<<                                                                   5.50       05/15/2020      14,420,033
       236,892  FHLMC SERIES 1192 CLASS I                                                      7.50       01/15/2007         236,530
       319,708  FHLMC SERIES 31 CLASS A7+/-                                                    3.77       05/25/2031         319,694
     6,942,522  FHLMC SERIES T-55 1A2                                                          7.00       03/25/2043       7,268,838
     3,849,953  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-54 CLASS 3A                  7.00       02/25/2043       4,047,261
     4,779,884  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-54 CLASS 4A+/-               4.63       02/25/2043       5,018,816
     5,442,277  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS 1A2                 7.00       07/25/2043       5,709,286
     6,208,337  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-58 CLASS 4A                  7.50       09/25/2043       6,621,583

                                                                                                                          58,452,928
                                                                                                                         -----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 17.15%
     4,747,933  FNMA                                                                           5.00       04/01/2014       4,815,031
       218,783  FNMA #155506+/-                                                                4.93       04/01/2022         223,830
       610,566  FNMA #190815+/-                                                                4.16       07/01/2017         597,283
        70,455  FNMA #220706+/-                                                                5.36       06/01/2023          72,458
       350,799  FNMA #253482                                                                   8.50       10/01/2030         378,565
       124,219  FNMA #318464+/-                                                                5.14       04/01/2025         127,754
       273,646  FNMA #321051+/-                                                                5.41       08/01/2025         279,872
        62,268  FNMA #331866+/-                                                                4.55       12/01/2025          63,529
     3,205,093  FNMA #384459<<                                                                 5.29       11/01/2008       3,266,551
     4,994,639  FNMA #460223<<                                                                 5.95       01/01/2009       5,080,593
    15,000,000  FNMA #460900<<                                                                 3.92       01/01/2008      14,891,579
        43,356  FNMA #46698+/-                                                                 3.79       12/01/2015          43,687
     2,955,042  FNMA #545927<<                                                                 6.50       12/01/2015       3,063,303
     3,734,023  FNMA #631367<<                                                                 5.50       02/01/2017       3,815,981
     4,836,855  FNMA #686043+/-<<                                                              4.43       07/01/2033       4,839,938
     5,011,888  FNMA #693015+/-                                                                4.08       06/01/2033       4,984,634
     2,027,248  FNMA #732003+/-                                                                4.41       09/01/2033       2,019,401
     3,966,837  FNMA #734329+/-<<                                                              4.25       06/01/2033       3,983,073
     7,494,290  FNMA #739757+/-<<                                                              4.05       08/01/2033       7,431,725
     6,905,917  FNMA #741447+/-<<                                                              3.96       10/01/2033       6,837,985
     6,091,253  FNMA #741454+/-<<                                                              4.10       10/01/2033       6,055,382
     4,914,392  FNMA #750805+/-<<                                                              4.80       11/25/2033       4,934,220
    11,937,950  FNMA #789463+/-                                                                4.42       06/01/2034      11,892,155
     4,999,983  FNMA #834933+/-<<                                                              5.07       07/01/2035       5,050,044
     1,224,406  FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A3                                    7.50       05/25/2042       1,284,232
     1,171,655  FNMA GRANTOR TRUST SERIES 2002-T13 CLASS A1+/-                                 3.56       08/25/2032       1,171,609
     1,685,274  FNMA GRANTOR TRUST SERIES 2003-T4 CLASS 1A+/-                                  3.75       09/26/2033       1,685,707
       192,212  FNMA SERIES 1991-146 CLASS Z                                                   8.00       10/25/2006         194,542
       214,189  FNMA SERIES 2001-W1 CLASS AV1+/-                                               3.88       08/25/2031         214,200
     1,863,437  FNMA SERIES 2002-90 CLASS A2                                                   6.50       11/25/2042       1,930,882

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                            INTEREST RATE  MATURITY DATE       VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$    3,284,692  FNMA SERIES 2003-W4 3A                                                         7.00%      10/25/2042    $  3,451,889
     3,559,211  FNMA SERIES 2004-W2 2A2                                                        7.00       02/25/2044       3,755,358
     1,383,077  FNMA WHOLE LOAN SERIES 2002-W10 CLASS A6                                       7.50       08/25/2042       1,472,546
     1,148,060  FNMA WHOLE LOAN SERIES 2002-W12 CLASS AV1+/-                                   3.82       02/25/2033       1,148,595

                                                                                                                         111,058,133
                                                                                                                        ------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.06%
       358,654  GNMA #780533                                                                   7.00       07/15/2008         377,173
                                                                                                                        ------------

STUDENT LOAN MARKETING ASSOCIATION - 0.47%
     3,000,000  SLMA SERIES 1999-3 CLASS CTFS+/-                                               3.56       01/26/2015       3,013,344
                                                                                                                        ------------

TOTAL AGENCY SECURITIES (COST $175,852,189)                                                                              175,395,015
                                                                                                                        ------------

US TREASURY SECURITIES - 4.03%

US TREASURY NOTES - 4.03%
    10,505,000  US TREASURY NOTE<<@                                                            3.00       02/15/2008      10,301,466
    11,900,000  US TREASURY NOTE<<@                                                            3.75       05/15/2008      11,870,714
     4,000,000  US TREASURY NOTE<<@                                                            3.38       12/15/2008       3,942,344

                                                                                                                          26,114,524
                                                                                                                        ------------

TOTAL US TREASURY SECURITIES (COST $26,417,704)                                                                           26,114,524
                                                                                                                        ------------

COLLATERAL FOR SECURITIES LENDING - 19.25%

SHARES

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 1.24%
     2,199,998  EVERGREEN MONEY MARKET FUND                                                                                2,199,998
     4,999,995  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                     4,999,995
       819,674  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                              819,674

                                                                                                                           8,019,667
                                                                                                                        ------------
PRINCIPAL

COLLATERAL INVESTED IN OTHER ASSETS - 18.01%
     4,999,995  ALPINE SECURITIZATION CORPORATION                                              3.55       09/09/2005       4,996,095
     3,253,997  ATOMIUM FUNDING CORPORATION                                                    3.31       09/07/2005       3,252,110
     3,999,996  BANCO BILBAO VIZCAYA ARGENTARIA                                                3.56       09/16/2005       3,994,116
     1,999,998  BANCO BILBAO VIZCAYA ARGENTARIA                                                3.85       11/28/2005       1,981,658
     9,999,990  BEAR STEARNS & COMPANIES REPURCHASE AGREEMENT
                (MATURITY VALUE $10,000,993)                                                   3.61       09/01/2005       9,999,990
     5,056,995  BUCKINGHAM CDO LLC                                                             3.55       09/14/2005       5,050,573
     1,999,998  CEDAR SPRINGS CAPITAL COMPANY LLC                                              3.68       10/20/2005       1,989,978
     5,999,994  CONCORD MINUTEMAN CAPITAL COMPANY (SERIES A)                                   3.57       09/19/2005       5,989,374
     1,319,999  DEUTSCHE BANK NEW YORK+/-                                                      3.72       11/10/2005       1,319,996
     9,999,990  DEUTSCHE BANK REPURCHASE AGREEMENT
                (MATURITY VALUE $10,000,984)                                                   3.58       09/01/2005       9,999,990
     5,999,994  FIVE FINANCE INCORPORATED                                                      3.45       09/29/2005       5,983,314
     1,999,998  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                                 3.73       11/30/2005       1,981,258
     1,999,998  GENERAL ELECTRIC CAPITAL+/-                                                    3.91       02/03/2006       2,001,798
     1,024,999  GENERAL ELECTRIC CAPITAL+/-                                                    3.94       05/12/2006       1,026,598
     2,999,997  ING USA ANNUITY AND LIFE INSURANCE+/-                                          3.72       06/06/2006       2,999,997
     1,999,998  KLIO FUNDING CORPORATION                                                       3.71       10/31/2005       1,987,738
     5,699,994  LEXINGTON PARKER CAPITAL CORPORATION                                           3.56       09/19/2005       5,689,905
       999,999  LIQUID FUNDING LIMITED                                                         3.66       09/26/2005         997,509
     2,999,997  LIQUID FUNDING LIMITED                                                         3.47       09/29/2005       2,991,657
     1,999,998  LIQUID FUNDING LIMITED                                                         3.78       11/16/2005       1,984,158
     5,999,994  MORGAN STANLEY                                                                 3.58       09/02/2005       5,999,394

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                            INTEREST RATE  MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    1,759,998  MORGAN STANLEY+/-                                                              3.60%      08/13/2010  $   1,760,139
     4,399,996  RACERS TRUST+/-                                                                3.61       05/20/2005      4,400,686
     1,999,998  SEDNA FINANCE INCORPORATED                                                     3.43       09/20/2005      1,996,258
       599,999  SPINTAB (SWEDMORTGAGE) AB                                                      3.23       09/01/2005        599,999
     4,399,996  TANGO FINANCE CORPORATION+/-                                                   3.63       10/25/2006      4,400,568
     3,203,997  THAMES ASSET GLOBAL SECURITIES INCORPORATED                                    3.63       10/03/2005      3,193,616
     6,999,993  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                      3.76       07/11/2006      6,999,993
     2,199,998  TRAVELERS INSURANCE COMPANY+/-                                                 3.65       02/10/2006      2,199,954
     1,899,998  UBS FINANCE (DELAWARE) LLC                                                     3.55       09/12/2005      1,897,946
     2,999,997  WHITE PINE FINANCE LLC                                                         3.24       09/15/2005      2,995,887
     3,999,996  WHITE PINE FINANCE LLC                                                         3.47       10/03/2005      3,987,036

                                                                                                                        116,649,288
                                                                                                                      -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $124,668,955)                                                             124,668,955
                                                                                                                      -------------
SHARES

SHORT-TERM INVESTMENTS - 2.12%
         13,731,302  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                        13,731,302
                                                                                                                      -------------

TOTAL SHORT-TERM INVESTMENTS (COST $13,731,302)                                                                          13,731,302
                                                                                                                      -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $775,878,298)*                                               119.70%                                            $ 775,073,290

OTHER ASSETS AND LIABILITIES, NET                                  (19.70)                                             (127,581,619)
                                                                  -------                                             -------------

TOTAL NET ASSETS                                                   100.00%                                            $ 647,491,671
                                                                  -------                                             -------------

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

SS THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

@     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $13,731,302.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INFLATION-PROTECTED BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE    MATURITY DATE         VALUE
FOREIGN CORPORATE BONDS - 0.56%
$      1,050,000  PREFERRED TERM SECURITIES XIV CLASS A-2+/-++                         4.02%        06/24/2034     $     1,053,440
                                                                                                                   ---------------

TOTAL FOREIGN CORPORATE BONDS (COST $1,050,000)                                                                          1,053,440
                                                                                                                   ---------------

AGENCY SECURITIES - 1.06%

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.06%
       2,000,000  FNMA+/-                                                              4.65         02/17/2009           1,990,820
                                                                                                                   ---------------

TOTAL AGENCY SECURITIES (COST $2,000,000)                                                                                1,990,820
                                                                                                                   ---------------

US TREASURY SECURITIES - 92.73%

US TREASURY BONDS - 30.73%
      10,000,000  US TREASURY BOND - INFLATION PROTECTED&                              1.88         07/15/2015          10,207,875
      21,750,000  US TREASURY BOND - INFLATION PROTECTED&                              2.38         01/15/2025          24,333,246
       9,930,000  US TREASURY BOND - INFLATION PROTECTED&                              3.63         04/15/2028          15,872,833
       4,325,000  US TREASURY BOND - INFLATION PROTECTED&                              3.88         04/15/2029           7,116,818

                                                                                                                        57,530,772
                                                                                                                   ---------------

US TREASURY NOTES - 62.00%
       5,210,000  US TREASURY NOTE - INFLATION PROTECTED&                              3.38         01/15/2007           6,629,194
       8,500,000  US TREASURY NOTE - INFLATION PROTECTED&                              3.63         01/15/2008          10,852,428
       8,000,000  US TREASURY NOTE - INFLATION PROTECTED&                              3.88         01/15/2009          10,316,372
       5,300,000  US TREASURY NOTE - INFLATION PROTECTED&                              4.25         01/15/2010           6,875,600
      14,300,000  US TREASURY NOTE - INFLATION PROTECTED&                              0.88         04/15/2010          14,336,706
      15,000,000  US TREASURY NOTE - INFLATION PROTECTED&                              3.50         01/15/2011          18,544,335
       9,000,000  US TREASURY NOTE - INFLATION PROTECTED&                              3.00         07/15/2012          10,654,083
       4,700,000  US TREASURY NOTE - INFLATION PROTECTED&                              1.88         07/15/2013           5,086,277
       6,820,000  US TREASURY NOTE - INFLATION PROTECTED&                              2.00         01/15/2014           7,400,401
      24,940,000  US TREASURY NOTE - INFLATION PROTECTED&                              1.63         01/15/2015          25,373,120

                                                                                                                       116,068,516
                                                                                                                   ---------------

TOTAL US TREASURY SECURITIES (COST $172,005,656)                                                                       173,599,288
                                                                                                                   ---------------

SHORT-TERM INVESTMENTS - 5.28%
       9,876,580  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           9,876,580
                                                                                                                   ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $9,876,580)                                                                           9,876,580
                                                                                                                   ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $184,932,236)*                                      99.63%                                                   $   186,520,128

OTHER ASSETS AND LIABILITIES, NET                          0.37                                                            685,511
                                                         ------                                                    ---------------

TOTAL NET ASSETS                                         100.00%                                                   $   187,205,639
                                                         ------                                                    ---------------

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

& U.S. TREASURY INFLATION-PROTECTION SECURITIES (TIPS) ARE SECURITIES IN WHICH THE PRINCIPAL AMOUNT IS ADJUSTED FOR INFLATION AND THE SEMI-ANNUAL INTEREST PAYMENTS EQUAL A FIXED PERCENTAGE OF THE INFLATION-ADJUSTED PRINCIPAL AMOUNT.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $9,876,580.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                            INTEREST RATE  MATURITY DATE     VALUE
ASSET-BACKED SECURITIES - 11.91%
$     1,749,000  AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST SERIES 2004-3 CLASS A             4.35%      12/15/2011  $   1,756,188
        260,000  AMERICREDIT AUTOMOBILE RECEIVABLES TRUST SERIES 2002-C CLASS A4                3.55       02/12/2009        258,795
      3,044,000  AMERICREDIT AUTOMOBILE RECEIVABLES TRUST SERIES 2005-CF CLASS A3               4.47       05/06/2010      3,044,487
      2,770,000  AMERICREDIT AUTOMOBILE SERIES 2003-DM CLASS A4                                 2.84       08/06/2010      2,727,946
      1,220,000  AMERIQUEST MORTGAGE SECURITIES INCORPORATED SERIES 2004-R12 CLASS A3+/-        3.92       01/25/2035      1,223,394
      2,171,000  ASSET BACKED FUNDING CERTIFICATES SERIES 2005-WF1 CLASS A2E+/-                 3.82       01/25/2035      2,169,869
        583,107  ATLANTIC CITY ELECTRIC TRANSITION FUNDING LLC SERIES 2003-1 CLASS A1           2.89       07/20/2011        569,062
      3,989,977  CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2004-1 CLASS A3                    2.00       11/15/2007      3,941,121
      1,329,000  CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2004-2 CLASS A2                    3.35       02/15/2008      1,314,975
      9,360,000  CAPITAL ONE MASTER TRUST SERIES 2001-3A CLASS A                                5.45       03/16/2009      9,449,054
      1,045,000  CAPITAL ONE MASTER TRUST SERIES 2001-8A CLASS A                                4.60       08/17/2009      1,049,705
      3,202,000  CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2005-A2 CLASS A2                4.05       02/15/2011      3,192,503
     11,134,000  CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2005-A8 CLASS A                 4.40       08/15/2011     11,172,301
      2,046,000  CARRINGTON MORTGAGE LOAN TRUST SERIES 2005-OPT2 CLASS A1B+/-                   3.79       05/25/2035      2,045,918
      2,362,000  CHASE MANHATTAN AUTO OWNER TRUST SERIES 2003-A CLASS-A4                        2.06       12/15/2009      2,301,508
      3,070,128  CHASE MANHATTAN AUTO OWNER TRUST SERIES 2004-A CLASS A3                        2.08       05/15/2008      3,035,508
        750,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2000-A1 CLASS A1                    6.90       10/15/2007        752,561
      1,834,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2000-A3 CLASS A3                    6.88       11/16/2009      1,938,527
      2,500,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2001-A6 CLASS A6                    5.65       06/16/2008      2,528,719
      3,050,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2003-A3 CLASS A3                    3.10       03/10/2010      2,970,231
      2,482,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2003-A6 CLASS A6                    2.90       05/17/2010      2,399,641
      2,800,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2004-A1 CLASS A1                    2.55       01/20/2009      2,740,383
      2,388,740  COMED TRANSITIONAL FUNDING TRUST SERIES 1998-1 CLASS A6                        5.63       06/25/2009      2,420,926
        981,969  COUNTRYWIDE ASSET-BACKED CERTIFICATES SERIES 2004-7 CLASS AF1+/-               3.84       10/25/2022        982,083
      1,964,000  DAIMLERCHRYSLER AUTO TRUST SERIES 2004-B CLASS A3                              3.18       09/08/2008      1,947,274
      4,805,000  DAIMLERCHRYSLER AUTO TRUST SERIES 2005-B CLASS A2                              3.75       12/08/2007      4,796,935
      2,029,000  DETROIT EDISON SECURITIZATION FUNDING LLC SERIES 2001-1 CLASS A4               6.19       03/01/2013      2,183,003
      2,977,000  ENCORE CREDIT RECEIVABLES TRUST SERIES 2005-3 CLASS 2A1+/-                     3.76       10/25/2035      2,977,000
      1,240,460  FORD CREDIT AUTO OWNER TRUST SERIES 2005-A CLASS A2                            3.08       07/15/2007      1,236,558
      6,362,000  FORD CREDIT AUTO OWNER TRUST SERIES 2005-A CLASS A3                            3.48       11/15/2008      6,312,597
      2,843,000  FORD CREDIT AUTO OWNER TRUST SERIES 2005-B CLASS A3                            4.17       01/15/2009      2,842,431
      1,362,000  FORD CREDIT AUTO OWNER TRUST SERIES 2005-B CLASS A4                            4.38       01/15/2010      1,366,711
      2,343,000  GS AUTO LOAN TRUST SERIES 2005-1 CLASS A3                                      4.45       05/17/2010      2,354,061
      2,494,000  HYUNDAI AUTO RECEIVABLES TRUST SERIES 2005-A CLASS A4                          4.18       02/15/2012      2,488,985
      1,385,000  MASSACHUSETTS RRB SPECIAL PURPOSE TRUST SERIES 2005-1 CLASS A2                 3.78       09/15/2010      1,373,895
      1,030,286  MASTR ASSET BACKED SECURITIES TRUST SERIES 2004-OPT2 CLASS A2+/-               3.99       09/25/2034      1,033,133
      6,115,000  MBNA CREDIT CARD MASTER NOTE TRUST SERIES 2001-A1 CLASS A1                     5.75       10/15/2008      6,184,650
      7,629,000  MBNA CREDIT CARD MASTER NOTE TRUST SERIES 2005-A1 CLASS A1                     4.20       09/15/2010      7,636,612
      2,801,000  MBNA CREDIT CARD MASTER NOTE TRUST SERIES 2005-A3 CLASS A3                     4.10       10/15/2012      2,781,743
      2,265,000  METRIS MASTER TRUST SERIES 1999-2 CLASS A+/-                                   3.95       01/20/2010      2,264,953
      5,401,550  MORGAN STANLEY ABS CAPITAL I SERIES 2004-WMC2 CLASS A2+/-                      4.00       07/25/2034      5,401,329
      1,115,000  NATIONAL CITY AUTO RECEIVABLES TRUST SERIES 2004-A CLASS A3                    2.11       07/15/2008      1,102,126
      1,456,000  NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2005-B CLASS A2                     3.75       09/17/2007      1,452,965
      2,079,000  NOVASTAR HOME EQUITY LOAN SERIES 2005-2 CLASS A2B+/-                           3.79       10/25/2035      2,078,917
        733,000  ONYX ACCEPTANCE GRANTOR TRUST SERIES 2005-B CLASS A4                           4.34       05/15/2012        733,267
      3,112,000  PECO ENERGY TRANSITION TRUST SERIES 1999-A CLASS A6                            6.05       03/01/2009      3,160,260
      1,089,000  PG&E ENERGY RECOVERY FUNDING LLC SERIES 2005-1 CLASS A2                        3.87       06/25/2011      1,084,022
        628,225  RESIDENTIAL ASSET MORTGAGE PRODUCTS INCORPORATED SERIES 2003-RS3 CLASS
                 A2+/-                                                                          4.00       04/25/2033        630,301
      5,001,000  SLM STUDENT LOAN TRUST SERIES 2003-11 CLASS A5++                               2.99       12/15/2022      4,924,185
      2,595,000  SLM STUDENT LOAN TRUST SERIES 2004-1 CLASS A2+/-                               3.30       07/25/2018      2,604,617
      4,591,000  SLM STUDENT LOAN TRUST SERIES 2005-7 CLASS A3                                  4.41       07/25/2025      4,615,286
      2,304,000  STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2005-1 CLASS A4+++/-             3.87       02/25/2035      2,302,285
      1,836,706  STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2005-5 CLASS A2+/-               3.73       06/25/2035      1,836,635
      1,574,000  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2005-B CLASS A3                      4.28       06/14/2010      1,577,873
      1,833,447  USAA AUTO OWNER TRUST SERIES 2004-3 CLASS A2                                   2.79       06/15/2007      1,827,416
      1,807,000  USAA AUTO OWNER TRUST SERIES 2004-3 CLASS A3                                   3.16       02/17/2009      1,786,358
        578,000  WFS FINANCIAL OWNER TRUST SERIES 2003-4 CLASS A4                               3.15       05/20/2011        571,532
      3,237,000  WFS FINANCIAL OWNER TRUST SERIES 2005-3 CLASS A4                               4.39       05/19/2013      3,244,081
      1,487,000  WHOLE AUTO LOAN TRUST SERIES 2004-1 CLASS A4                                   3.26       03/15/2011      1,459,667
        871,625  WORLD OMNI AUTO RECEIVABLES TRUST SERIES 2003-B CLASS A3                       2.20       01/15/2008        864,311

TOTAL ASSET-BACKED SECURITIES (COST $159,268,166)                                                                        159,023,379
                                                                                                                       -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                            INTEREST RATE  MATURITY DATE     VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 7.98%
$     5,594,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES, CLASS A2                          6.46%      10/15/2036  $   6,170,867
      5,177,000  BEAR STERNS COMMERCIAL MORTGAGE SECURITIES SERIES 2005-PWR8 CLASS AAB          4.58       06/11/2041      5,166,542
        797,000  COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES 1999-1 CLASS E+/-         7.09       05/15/2032        859,996
      3,119,471  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-J4 CLASS 2A1B+/-                3.58       05/25/2034      3,115,165
      4,114,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2002-CKS4 CLASS A2      5.18       11/15/2036      4,262,070
        999,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2003-CPN1 CLASS A2      4.60       03/15/2035      1,005,547
      3,071,000  DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 1999-CG2 CLASS A1B                  7.30       06/10/2032      3,361,634
      5,673,943  FHLMC SERIES 2924 CLASS DA                                                     4.50       02/15/2019      5,664,644
      2,791,000  FHLMC SERIES 2949 CLASS GC                                                     5.50       12/15/2030      2,842,553
      2,420,000  FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 1999-C4 CLASS A2          7.39       12/15/2031      2,676,004
      4,850,000  FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 2001-C3 CLASS A3          6.42       08/15/2033      5,294,539
      1,574,000  FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE TRUST PASS-THROUGH
                 CERTIFICATES, SERIES 2001-C4 CLASS B                                           6.42       12/12/2033      1,729,081
      6,355,161  FNMA SERIES 2005-28 CLASS A                                                    5.00       05/25/2032      6,380,584
      1,609,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2003-C2 CLASS A4             5.15       07/10/2037      1,666,579
      2,376,912  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 1997-C1 CLASS A3       6.87       07/15/2029      2,466,904
      1,576,118  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2004-C1 CLASS A1       3.12       03/10/2038      1,542,093
        595,150  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2004-C2 CLASS A1       3.90       08/10/2038        589,734
      2,112,000  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION SERIES 2003-66 CLASS WU               3.75       03/20/2026      2,088,892
      3,725,000  GS MORTGAGE SECURITIES CORPORATION SERIES 1998-GLII CLASS A2                   6.56       04/13/2031      3,912,009
        594,000  HELLER FINANCIAL COMMERCIAL MORTGAGE ASSET SERIES 1999-PH1 CLASS C+/-          6.88       05/15/2031        642,715
      1,358,036  IMPAC CMB TRUST SERIES 2005-1 CLASS 1A1+/-                                     3.90       04/25/2035      1,358,706
      2,502,266  IMPAC CMB TRUST SERIES 2005-5 CLASS A1+/-                                      3.96       08/25/2035      2,503,409
        835,988  LB COMMERCIAL CONDUIT MORTGAGE TRUST SERIES 1999-C2 CLASS A1                   7.11       10/15/2032        856,732
        397,000  LB COMMERCIAL CONDUIT MORTGAGE TRUST SERIES 1999-C2 CLASS B                    7.43       10/15/2032        439,983
      5,063,000  LB-UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C7 CLASS A4+/-                    4.93       09/15/2035      5,180,062
        200,000  LB-UBS COMMERCIAL MORTGAGE TRUST SERIES 2004-C7 CLASS A6+/-                    4.79       10/15/2029        201,692
        897,811  LB-UBS COMMERCIAL MORTGAGE TRUST SERIES 2005-C2 CLASS A1                       4.59       04/15/2030        903,826
        505,000  MERRILL LYNCH MORTGAGE TRUST SERIES 2003-KEY1 CLASS A3                         4.89       11/12/2035        513,126
      5,779,000  MERRILL LYNCH MORTGAGE TRUST SERIES 2003-KEY1 CLASS A4+/-                      5.24       11/12/2035      6,008,553
      1,187,000  MERRILL LYNCH MORTGAGE TRUST SERIES 2005-CIP1 CLASS AM+/-                      5.11       07/12/2038      1,221,980
      2,870,000  MERRILL LYNCH MORTGAGE TRUST SERIES 2005-CIP1 CLASS ASB+/-                     5.02       03/12/2015      2,946,944
      1,000,000  MORGAN STANLEY CAPITAL I SERIES 2004-HQ4 CLASS A2                              3.92       04/14/2040        990,240
      2,342,000  MORGAN STANLEY CAPITAL I SERIES 2005-HQ6 CLASS AAB                             4.97       08/13/2042      2,397,152
      2,098,000  MORGAN STANLEY CAPITAL I SERIES 2005-T19 CLASS AAB                             4.85       06/12/2047      2,129,747
      1,605,000  MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2001-TOP1 CLASS A4                 6.66       02/15/2033      1,755,288
        266,791  STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-2 CLASS A+/-               4.16       02/25/2028        266,791
      1,330,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C6 CLASS A3                4.96       08/15/2035      1,355,270
      1,610,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C8 CLASS A3                4.45       11/15/2035      1,602,466
      1,185,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C12 CLASS A4+/-            5.24       07/15/2041      1,239,903
      1,631,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C16 CLASS B+/-             4.95       10/15/2041      1,638,101
      2,083,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C18 CLASS APB              4.81       04/15/2042      2,110,509
      2,717,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C19 CLASS APB              4.62       05/15/2044      2,714,891
      2,322,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C20 CLASS A2               4.52       07/15/2042      2,318,880
      2,343,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C20 CLASS B+/-             5.38       07/15/2042      2,421,670

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $106,194,155)                                                            106,514,073
                                                                                                                       -------------

CORPORATE BONDS & NOTES - 14.89%

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.11%
        810,000  KB HOME                                                                        6.25       06/15/2015        807,155
        710,000  PULTE HOMES INCORPORATED                                                       6.00       02/15/2035        671,639

                                                                                                                           1,478,794
                                                                                                                       -------------

BUSINESS SERVICES - 0.25%
      3,055,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                               6.00       06/15/2012      3,305,763
                                                                                                                       -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                            INTEREST RATE  MATURITY DATE     VALUE
CHEMICALS & ALLIED PRODUCTS - 0.24%
$       620,000  ALBEMARLE CORPORATION                                                          5.10%      02/01/2015  $     625,966
        660,000  LUBRIZOL CORPORATION                                                           5.50       10/01/2014        683,315
      1,820,000  WYETH                                                                          5.50       02/01/2014      1,914,867

                                                                                                                           3,224,148
                                                                                                                       -------------

COMMUNICATIONS - 2.40%
      1,440,000  AMERICA MOVIL SA DE CV                                                         6.38       03/01/2035      1,425,812
        595,000  AOL TIME WARNER INCORPORATED                                                   7.70       05/01/2032        733,347
      2,215,000  AT&T CORPORATION                                                               9.75       11/15/2031      2,901,650
      2,810,000  BELLSOUTH CORPORATION                                                          5.20       09/15/2014      2,892,128
      2,085,000  COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED                             8.38       03/15/2013      2,519,305
      1,225,000  COMCAST CORPORATION<<                                                          5.50       03/15/2011      1,268,750
      1,885,000  COMCAST CORPORATION                                                            5.65       06/15/2035      1,850,450
        710,000  NEWS AMERICA INCORPORATED                                                      6.20       12/15/2034        735,688
      1,110,000  SBC COMMUNICATIONS INCORPORATED                                                6.45       06/15/2034      1,239,001
      4,060,000  SPRINT CAPITAL CORPORATION                                                     6.00       01/15/2007      4,152,349
      2,360,000  SPRINT CAPITAL CORPORATION                                                     6.13       11/15/2008      2,476,657
      1,185,000  SPRINT CAPITAL CORPORATION<<                                                   7.63       01/30/2011      1,354,364
      1,345,000  SPRINT CAPITAL CORPORATION                                                     8.75       03/15/2032      1,876,813
      4,435,000  TELECOM ITALIA CAPITAL SA                                                      5.25       11/15/2013      4,506,355
      1,595,000  TIME WARNER ENTERTAINMENT COMPANY LP<<                                         8.38       07/15/2033      2,070,552

                                                                                                                          32,003,221
                                                                                                                       -------------

DEPOSITORY INSTITUTIONS - 1.13%
      1,860,000  BAC CAPITAL TRUST VI                                                           5.63       03/08/2035      1,877,425
      2,710,000  CITIGROUP INCORPORATED                                                         5.00       09/15/2014      2,756,428
      1,245,000  COUNTRYWIDE FINANCIAL CORPORATION SERIES MTNA                                  4.50       06/15/2010      1,239,249
      1,900,000  PNC FUNDING CORPORATION                                                        5.25       11/15/2015      1,973,122
      1,785,000  WACHOVIA CORPORATION                                                           5.50       08/01/2035      1,835,444
      1,770,000  WASHINGTON MUTUAL BANK FA<<                                                    5.13       01/15/2015      1,792,369
      1,182,000  WASHINGTON MUTUAL INCORPORATED<<                                               4.00       01/15/2009      1,167,247
      2,285,000  ZIONS BANCORPORATION                                                           6.00       09/15/2015      2,484,643

                                                                                                                          15,125,927
                                                                                                                       -------------

ELECTRIC UTILITIES - 0.12%
      1,485,000  PROGRESS ENERGY INCORPORATED                                                   6.85       04/15/2012      1,636,397
                                                                                                                       -------------

ELECTRIC, GAS & SANITARY SERVICES - 1.34%
      3,526,000  AMERICAN ELECTRIC POWER SERIES C                                               5.38       03/15/2010      3,641,674
      1,230,000  DOMINION RESOURCES INCORPORATED                                                5.00       03/15/2013      1,240,188
      1,530,000  DOMINION RESOURCES INCORPORATED                                                5.95       06/15/2035      1,598,113
      1,325,000  DUKE ENERGY CORPORATION                                                        6.25       01/15/2012      1,435,372
        455,000  EMPRESA NACIONAL DE ELECTRICIDAD SA CHILE                                      8.35       08/01/2013        531,232
      2,050,000  KANSAS GAS & ELECTRIC++                                                        5.65       03/29/2021      2,064,022
      1,212,000  PACIFIC GAS & ELECTRIC COMPANY                                                 6.05       03/01/2034      1,326,087
      1,070,000  PROGRESS ENERGY INCORPORATED                                                   7.75       03/01/2031      1,347,797
        950,000  PSEG POWER LLC                                                                 8.63       04/15/2031      1,312,213
      2,080,000  PUBLIC SERVICE COMPANY OF COLORADO                                             7.88       10/01/2012      2,498,592
        755,000  SOUTHERN CALIFORNIA EDISON COMPANY                                             6.00       01/15/2034        844,127

                                                                                                                          17,839,417
                                                                                                                       -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 0.24%
      1,835,000  EXELON GENERATION COMPANY LLC                                                  5.35       01/15/2014      1,900,251
      1,230,000  PEPCO HOLDINGS INCORPORATED                                                    6.45       08/15/2012      1,345,005

                                                                                                                           3,245,256
                                                                                                                       -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                            INTEREST RATE  MATURITY DATE     VALUE
FINANCIAL SERVICES - 0.50%
$     3,304,000  CAPITAL ONE FINANCIAL CORPORATION                                              8.75%      02/01/2007  $   3,499,313
      2,865,000  CITIGROUP INCORPORATED                                                         6.50       01/18/2011      3,135,894

                                                                                                                           6,635,207
                                                                                                                       -------------

FOOD & KINDRED PRODUCTS - 0.24%
      1,485,000  KRAFT FOODS INCORPORATED                                                       5.63       11/01/2011      1,571,508
      1,435,000  KRAFT FOODS INCORPORATED                                                       6.50       11/01/2031      1,663,547

                                                                                                                           3,235,055
                                                                                                                       -------------

FOOD STORES - 0.04%
        380,000  KROGER COMPANY                                                                 7.50       04/01/2031        457,431
                                                                                                                       -------------

FORESTRY - 0.06%
        625,000  WEYERHAEUSER COMPANY                                                           7.38       03/15/2032        738,791
                                                                                                                       -------------

GENERAL MERCHANDISE STORES - 0.18%
      2,335,000  WAL-MART STORES                                                                5.25       09/01/2035      2,356,164
                                                                                                                       -------------

HOLDING & OTHER INVESTMENT OFFICES - 0.71%
      2,345,000  CREDIT SUISSE FB USA INCORPORATED                                              4.88       08/15/2010      2,379,167
      1,680,000  GOLDMAN SACHS GROUP INCORPORATED<<                                             5.13       01/15/2015      1,706,270
      4,255,000  MERRILL LYNCH & COMPANY                                                        4.25       02/08/2010      4,204,702
      1,215,000  MORGAN STANLEY                                                                 4.00       01/15/2010      1,190,085

                                                                                                                           9,480,224
                                                                                                                       -------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.32%
        855,000  LIBERTY MUTUAL GROUP++                                                         6.50       03/15/2035        846,123
      1,835,000  PRUDENTIAL FINANCIAL INCORPORATED                                              4.75       06/13/2015      1,836,730
      1,555,000  WILLIS GROUP NORTH AMERICA                                                     5.63       07/15/2015      1,578,916

                                                                                                                           4,261,769
                                                                                                                       -------------

INSURANCE CARRIERS - 0.51%
      4,015,000  AMERICAN INTERNATIONAL GROUP INCORPORATED<<                                    4.25       05/15/2013      3,911,224
        635,000  GENWORTH FINANCIAL INCORPORATED                                                5.75       06/15/2014        680,138
      2,135,000  METLIFE INCORPORATED                                                           5.70       06/15/2035      2,218,288

                                                                                                                           6,809,650
                                                                                                                       -------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.11%
      1,480,000  NEWMONT MINING CORPORATION                                                     5.88       04/01/2035      1,520,320
                                                                                                                       -------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.12%
      1,500,000  TYCO INTERNATIONAL GROUP SA                                                    6.38       10/15/2011      1,636,233
                                                                                                                       -------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.61%
      2,865,000  AMERICAN GENERAL FINANCE CORPORATION                                           3.88       10/01/2009      2,798,698
      2,350,000  CAPITAL ONE BANK SERIES BKNT                                                   4.88       05/15/2008      2,375,930
      2,095,000  CIT GROUP INCORPORATED                                                         4.75       08/15/2008      2,118,250
      2,730,000  FORD MOTOR CREDIT COMPANY<<                                                    5.70       01/15/2010      2,563,694
      2,135,000  FORD MOTOR CREDIT COMPANY<<                                                    7.00       10/01/2013      2,046,652
      1,154,000  GENERAL ELECTRIC CAPITAL CORPORATION                                           3.75       12/15/2009      1,128,475
      2,380,000  GENERAL ELECTRIC CAPITAL CORPORATION                                           4.88       03/04/2015      2,424,361
      1,480,000  GENERAL MOTORS ACCEPTANCE CORPORATION<<                                        6.75       12/01/2014      1,361,240
      2,365,000  HOUSEHOLD FINANCE CORPORATION<<                                                4.75       07/15/2013      2,363,635
         90,000  HSBC FINANCE CORPORATION                                                       6.50       01/24/2006         90,824
      7,025,000  HSBC FINANCE CORPORATION                                                       4.75       04/15/2010      7,104,249
      1,225,000  JP MORGAN CHASE CAPITAL XV                                                     5.88       03/15/2035      1,245,035

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                            INTEREST RATE  MATURITY DATE     VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS (continued)
$     7,085,000  RESIDENTIAL CAPITAL CORPORATION++                                              6.38%      06/30/2010  $   7,232,347

                                                                                                                          34,853,390
                                                                                                                       -------------

OIL & GAS EXTRACTION - 0.62%
       2,380,000  CANADIAN NATURAL RESOURCES                                                    5.85       02/01/2035      2,462,003
       2,072,000  HALLIBURTON COMPANY                                                           8.75       02/15/2021      2,813,793
         810,000  PEMEX PROJECT FUNDING MASTER TRUST                                            7.38       12/15/2014        913,680
       2,055,000  XTO ENERGY INCORPORATED                                                       4.90       02/01/2014      2,052,102

                                                                                                                           8,241,578
                                                                                                                       -------------

PAPER & ALLIED PRODUCTS - 0.07%
        730,000  GEORGIA-PACIFIC CORPORATION                                                    8.88       05/15/2031        901,320
                                                                                                                       -------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.33%
        985,000  ALBERTA ENERGY COMPANY LIMITED                                                 7.38       11/01/2031      1,259,199
      2,005,000  ENTERPRISE PRODUCTS OPERATIONS                                                 4.95       06/01/2010      2,004,012
        945,000  VALERO ENERGY CORPORATION                                                      7.50       04/15/2032      1,182,548

                                                                                                                           4,445,759
                                                                                                                       -------------

PIPELINES, EXCEPT NATURAL GAS - 0.20%
      2,415,000  DUKE CAPITAL LLC                                                               7.50       10/01/2009      2,665,585
                                                                                                                       -------------

RAILROAD TRANSPORTATION - 0.24%
      1,065,000  CANADIAN NATIONAL RAILWAY COMPANY                                              7.38       10/15/2031      1,395,798
      1,485,000  NORFOLK SOUTHERN CORPORATION                                                   7.05       05/01/2037      1,860,203

                                                                                                                           3,256,001
                                                                                                                       -------------

REAL ESTATE - 0.28%
      3,729,000  EOP OPERATING LP                                                               4.65       10/01/2010      3,717,914
                                                                                                                       -------------

REITS - 0.39%
      1,085,000  NATIONWIDE HEALTH PROPERTIES INCORPORATED                                      6.00       05/20/2015      1,110,749
      1,180,000  SIMON PROPERTY GROUP LP++                                                      4.60       06/15/2010      1,174,403
        925,000  SIMON PROPERTY GROUP LP                                                        5.63       08/15/2014        963,746
      2,000,000  SIMON PROPERTY GROUP LP++                                                      5.10       06/15/2015      1,998,148

                                                                                                                           5,247,046
                                                                                                                       -------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.94%
      1,425,000  GOLDMAN SACHS CAPITAL INCORPORATED                                             6.35       02/15/2034      1,527,379
      2,675,000  JP MORGAN CHASE & COMPANY                                                      6.75       02/01/2011      2,954,931
      3,175,000  LAZARD LLC++                                                                   7.13       05/15/2015      3,220,580
      4,945,000  MORGAN STANLEY<<                                                               4.75       04/01/2014      4,877,570

                                                                                                                          12,580,460
                                                                                                                       -------------

TRANSPORTATION BY AIR - 0.31%
      2,185,000  LOCKHEED MARTIN CORPORATION                                                    8.50       12/01/2029      3,136,515
        975,000  RAYTHEON COMPANY                                                               5.50       11/15/2012      1,025,498

                                                                                                                           4,162,013
                                                                                                                       -------------

TRANSPORTATION EQUIPMENT - 0.28%
      1,265,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                                         8.50       01/18/2031      1,586,548
      1,310,000  UNITED TECHNOLOGIES CORPORATION                                                4.88       05/01/2015      1,337,404

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                            INTEREST RATE  MATURITY DATE     VALUE
TRANSPORTATION EQUIPMENT (continued)
$       780,000  UNITED TECHNOLOGIES CORPORATION                                                5.40%      05/01/2035  $     815,929

                                                                                                                           3,739,881
                                                                                                                       -------------

TOTAL CORPORATE BONDS & NOTES (COST $196,215,059)                                                                        198,800,714
                                                                                                                       -------------

FOREIGN GOVERNMENT BONDS - 0.86%
      1,220,000  CANADIAN NATIONAL RAILWAY COMPANY                                              6.90       07/15/2028      1,503,093
      1,200,000  CELULOSA ARAUCO CONSTITUTION++                                                 5.63       04/20/2015      1,213,957
      1,060,000  MEXICO GOVERNMENT INTERNATIONAL BOND SERIES MTN                                6.38       01/16/2013      1,142,680
      3,370,000  RAS LAFFAN LNG III++                                                           5.84       09/30/2027      3,492,196
      1,705,000  RUSSIAN FEDERATION+/-++                                                        5.00       03/31/2030      1,943,700
      1,255,000  TELEFONOS DE MEXICO S.A. SERIES WI                                             5.50       01/27/2015      1,260,403
        900,000  UNITED MEXICAN STATES SERIES MTNA                                              6.75       09/27/2034        975,600

TOTAL FOREIGN GOVERNMENT BONDS@ (COST $11,201,561)                                                                        11,531,629
                                                                                                                       -------------

SHARES           SECURITY NAME                                                                                              VALUE
FOREIGN CORPORATE BONDS - 0.53%

COMMUNICATIONS - 0.36%
      1,245,000  BT GROUP PLC                                                                   8.88       12/15/2030      1,764,487
      2,940,000  FRANCE TELECOM                                                                 7.45       03/01/2006      2,983,865

                                                                                                                           4,748,352
                                                                                                                       -------------

ELECTRIC, GAS & SANITARY SERVICES - 0.09%
        990,000  EMPRESA NACIONAL ELECTRIC                                                      8.63       08/01/2015      1,188,659
                                                                                                                       -------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.02%
        300,000  AMOCO ARGENTINA OIL COMPANY                                                    6.63       09/15/2005        300,470
                                                                                                                       -------------

PRIMARY METAL INDUSTRIES - 0.06%
        850,000  ALCAN INCORPORATED<<                                                           5.75       06/01/2035        875,793
                                                                                                                       -------------

TOTAL FOREIGN CORPORATE BONDS@ (COST $7,038,132)                                                                           7,113,274
                                                                                                                       -------------

PRINCIPAL        SECURITY NAME                                                            INTEREST RATE  MATURITY DATE     VALUE

AGENCY SECURITIES - 51.76%

FEDERAL HOME LOAN BANK - 0.54%
      7,214,000  FHLB<<                                                                         4.38       09/17/2010      7,279,842
                                                                                                                       -------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 25.74%
     12,760,000  FHLMC<<                                                                        3.75       11/15/2006     12,721,426
     36,746,000  FHLMC<<                                                                        6.63       09/15/2009     40,121,377
     12,035,000  FHLMC<<                                                                        4.13       07/12/2010     12,013,325
      6,000,000  FHLMC<<                                                                        5.63       03/15/2011      6,425,604
      1,119,881  FHLMC #A45521<<                                                                6.00       06/01/2035      1,146,499
      3,302,426  FHLMC #A45781<<                                                                6.00       06/01/2035      3,380,919
      6,207,836  FHLMC #B16483<<                                                                5.50       09/01/2019      6,345,293
        623,045  FHLMC #B17291                                                                  5.00       11/01/2019        628,099
      3,640,549  FHLMC #B18247<<                                                                5.00       04/01/2020      3,669,894
        640,346  FHLMC #B19002                                                                  5.00       03/01/2020        645,508
      7,200,006  FHLMC #B19221<<                                                                5.00       04/01/2020      7,258,042
      1,337,460  FHLMC #B19318<<                                                                5.00       05/01/2020      1,348,241
      1,142,333  FHLMC #B19338<<                                                                5.00       05/01/2020      1,151,541
      1,413,507  FHLMC #B19339<<                                                                5.00       05/01/2020      1,424,900
        863,821  FHLMC #B19376                                                                  5.00       06/01/2020        870,784
      2,272,031  FHLMC #B19393<<                                                                5.00       05/01/2020      2,290,345

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                            INTEREST RATE  MATURITY DATE     VALUE
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
$     1,956,015  FHLMC #C01676<<                                                                6.00%      11/01/2033  $   2,004,190
      1,099,150  FHLMC #C90888<<                                                                5.50       03/01/2025      1,118,195
     17,074,582  FHLMC #C90893<<                                                                5.50       04/01/2025     17,370,435
      2,045,695  FHLMC #C90902<<                                                                5.50       06/01/2025      2,081,141
      3,199,681  FHLMC #E01279<<                                                                5.50       01/01/2018      3,270,752
      7,903,791  FHLMC #E01497                                                                  5.50       11/01/2018      8,079,762
        717,383  FHLMC #E88979                                                                  5.50       04/01/2017        733,317
     33,806,754  FHLMC #G01644<<                                                                5.50       02/01/2034     34,213,457
     10,492,940  FHLMC #G08063<<                                                                6.00       06/01/2035     10,742,341
      3,375,168  FHLMC #G11594                                                                  5.50       08/01/2019      3,450,313
      8,726,944  FHLMC #G11653                                                                  5.50       12/01/2019      8,921,241
      7,286,803  FHLMC #G11658<<                                                                5.50       01/01/2020      7,448,150
      5,647,884  FHLMC #G18006                                                                  5.50       08/01/2019      5,772,942
      2,130,492  FHLMC #J02372                                                                  5.50       05/01/2020      2,177,926
      2,117,475  FHLMC #J02373                                                                  5.50       05/01/2020      2,164,618
      1,427,112  FHLMC SERIES 2544 CLASS ML                                                     5.00       04/15/2012      1,438,466
      8,241,000  FHLMC SERIES 2631 CLASS MT                                                     3.50       01/15/2022      8,130,971
     15,686,000  FHLMC SERIES 2645 CLASS MK<<                                                   3.50       07/15/2022     15,450,100
      2,036,338  FHLMC SERIES 2682 CLASS WK<<                                                   3.00       01/15/2021      2,006,165
      6,030,032  FHLMC SERIES 2692 CLASS YB                                                     3.50       05/15/2016      5,967,204
        382,698  FHLMC SERIES 2727 CLASS PW                                                     3.57       06/15/2029        376,091
      5,048,328  FHLMC SERIES 2731 CLASS PK                                                     3.50       05/15/2026      4,974,742
      2,925,192  FHLMC SERIES 2736 CLASS DB                                                     3.30       11/15/2026      2,853,788
     18,373,000  FHLMC SERIES 2825 CLASS PM<<                                                   5.50       03/15/2030     18,674,359
        442,000  FHLMC SERIES 2833 CLASS JD                                                     5.50       09/15/2029        451,232
     10,453,010  FHLMC SERIES 2841 CLASS Y                                                      5.50       07/15/2027     10,648,414
      5,892,000  FHLMC SERIES 2858 CLASS JM                                                     5.50       03/15/2030      5,998,498
      4,667,844  FHLMC SERIES 2957 CLASS KJ                                                     4.50       10/15/2024      4,673,697
      2,305,000  FHLMC SERIES 2957 CLASS KN                                                     5.50       06/15/2030      2,348,889
      4,983,000  FHLMC SERIES 2958 CLASS MD                                                     5.50       01/15/2031      5,078,591
      3,561,350  FHLMC SERIES 2960 CLASS EH                                                     4.50       05/15/2024      3,566,192
      1,839,000  FHLMC SERIES 2961 CLASS PW                                                     5.50       10/15/2030      1,873,120
      2,944,626  FHLMC SERIES 2962 CLASS XD<<                                                   4.50       11/15/2023      2,948,679
      6,232,001  FHLMC SERIES 2963 CLASS WL                                                     4.50       07/15/2025      6,238,698
      1,466,239  FHLMC SERIES 2965 CLASS GB                                                     4.50       11/15/2014      1,471,337
      2,607,000  FHLMC SERIES 2966 CLASS XC                                                     5.50       01/15/2031      2,658,807
      3,025,000  FHLMC SERIES 2968 CLASS PD                                                     5.50       01/15/2031      3,079,389
      4,911,000  FHLMC SERIES 2971 CLASS KR                                                     5.50       08/15/2031      5,011,443
     10,350,890  FHLMC SERIES 2975 CLASS OL                                                     4.50       06/15/2026     10,343,698
      4,381,758  FHLMC SERIES 2982 CLASS LC                                                     4.50       01/15/2025      4,385,667
      1,923,000  FHLMC SERIES 2983 CLASS PB                                                     5.50       07/15/2029      1,963,770

                                                                                                                         343,602,584
                                                                                                                       -------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 25.48%
     16,276,000  FNMA<<                                                                         3.10       04/04/2007     16,050,105
      5,716,000  FNMA<<                                                                         3.13       12/15/2007      5,599,702
     12,037,000  FNMA<<                                                                         6.00       05/15/2011     13,138,506
      1,322,353  FNMA #254088                                                                   5.50       12/01/2016      1,351,606
      5,371,576  FNMA #254631<<                                                                 5.00       02/01/2018      5,415,081
      3,037,270  FNMA #254918<<                                                                 4.50       09/01/2033      2,952,348
        782,000  FNMA #387335                                                                   5.03       05/01/2015        808,067
      1,066,881  FNMA #387339                                                                   5.07       05/01/2015      1,105,001
        971,036  FNMA #387359                                                                   5.09       04/01/2015      1,006,900
        540,825  FNMA #387428                                                                   4.77       06/01/2015        549,721
      4,334,000  FNMA #387465<<                                                                 4.82       06/01/2015      4,406,785
        183,749  FNMA #387501                                                                   4.95       07/01/2015        189,058
        537,412  FNMA #387512                                                                   4.47       07/01/2015        534,838
      1,609,936  FNMA #555388                                                                   5.50       03/01/2018      1,645,758
      2,245,125  FNMA #615062                                                                   5.50       01/01/2017      2,294,792
      1,823,664  FNMA #623745                                                                   5.50       01/01/2017      1,864,007
      1,520,977  FNMA #624228                                                                   5.50       01/01/2017      1,554,625
      2,197,225  FNMA #624269                                                                   5.50       01/01/2017      2,245,833

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                            INTEREST RATE  MATURITY DATE     VALUE
$     1,116,658  FNMA #624277                                                                   5.50%      01/01/2017  $   1,141,361
      1,257,944  FNMA #626701                                                                   5.50       01/01/2017      1,285,773
      2,002,761  FNMA #725564                                                                   4.53       04/01/2009      2,017,625
      4,869,400  FNMA #734830                                                                   4.50       08/01/2033      4,733,251
      4,698,390  FNMA #735745<<                                                                 5.00       01/01/2017      4,857,878
      1,160,053  FNMA #750372<<                                                                 6.00       11/01/2033      1,188,514
        491,124  FNMA #757732                                                                   6.00       09/01/2034        502,789
      8,067,000  FNMA #760762<<                                                                 4.89       04/01/2012      8,206,110
        781,000  FNMA #760848                                                                   4.90       06/01/2015        798,797
        380,000  FNMA #760850                                                                   4.90       06/01/2015        388,659
        506,000  FNMA #760851                                                                   4.90       06/01/2015        517,531
        568,000  FNMA #760871                                                                   4.75       06/01/2015        568,873
        336,214  FNMA #787744                                                                   6.00       08/01/2034        344,200
        466,456  FNMA #789724                                                                   6.00       09/01/2034        477,535
        468,875  FNMA #793227                                                                   6.00       09/01/2034        480,012
      1,060,960  FNMA #796324<<                                                                 6.00       09/01/2034      1,086,161
      2,737,822  FNMA #796507<<                                                                 6.00       09/01/2034      2,802,852
      2,442,420  FNMA #796551<<                                                                 6.00       09/01/2034      2,500,434
      2,637,062  FNMA SERIES 2003-113 CLASS PN                                                  3.50       02/25/2013      2,610,438
      9,511,517  FNMA SERIES 2003-63 CLASS QP<<                                                 3.50       10/25/2031      9,113,225
      6,586,844  FNMA SERIES 2003-71 CLASS YA<<                                                 4.10       09/25/2031      6,416,333
     13,961,958  FNMA SERIES 2003-76 CLASS DE                                                   4.00       09/25/2031     13,553,043
      5,907,000  FNMA SERIES 2003-92 CLASS KQ                                                   3.50       06/25/2023      5,817,407
        454,000  FNMA SERIES 2003-92 CLASS NM                                                   3.50       04/25/2013        447,627
      9,793,478  FNMA SERIES 2005-36 CLASS CA<<                                                 5.50       10/25/2026      9,955,130
      5,494,000  FNMA SERIES 2005-45 CLASS BA                                                   4.50       11/25/2014      5,504,472
     29,328,642  FNMA SERIES 2005-51 CLASS KC<<                                                 4.50       01/25/2025     29,311,253
     16,242,000  FNMA SERIES 2005-51 CLASS NC<<                                                 5.50       12/25/2030     16,510,203
        234,000  FNMA TBA%%                                                                     5.50       10/01/2020        238,753
     44,336,000  FNMA TBA%%                                                                     5.50       10/01/2033     44,723,940
     51,724,000  FNMA TBA%%                                                                     6.00       10/01/2034     52,855,463
         52,000  FNMA TBA%%                                                                     4.50       10/01/2035         50,375
     44,929,000  FNMA TBA%%                                                                     6.50       10/01/2035     46,403,210

                                                                                                                         340,121,960
                                                                                                                       -------------

TOTAL AGENCY SECURITIES (COST $689,613,129)                                                                              691,004,386
                                                                                                                       -------------

US TREASURY SECURITIES - 18.41%

US TREASURY BONDS - 4.85%
     18,814,000  US TREASURY BOND<<                                                             6.25       08/15/2023     23,313,199
     16,439,000  US TREASURY BOND<<                                                             6.00       02/15/2026     20,159,606
     16,199,000  US TREASURY BOND<<                                                             6.25       05/15/2030     20,988,461
        229,000  US TREASURY BOND                                                               5.38       02/15/2031        268,485

                                                                                                                          64,729,751
                                                                                                                       -------------

US TREASURY NOTES - 13.56%
     15,558,000  US TREASURY NOTE<<                                                             3.50       05/31/2007     15,471,093
     48,768,000  US TREASURY NOTE<<                                                             3.63       06/30/2007     48,581,316
        552,000  US TREASURY NOTE<<                                                             3.88       07/31/2007        552,323
      8,679,000  US TREASURY NOTE<<                                                             3.75       05/15/2008      8,657,641
     32,640,000  US TREASURY NOTE<<                                                             4.13       08/15/2010     33,019,962
     10,329,000  US TREASURY NOTE<<                                                             4.25       11/15/2014     10,499,263
     13,321,000  US TREASURY NOTE<<                                                             4.00       02/15/2015     13,281,970
     28,651,000  US TREASURY NOTE<<                                                             4.13       05/15/2015     28,835,656
     21,694,000  US TREASURY NOTE<<                                                             4.25       08/15/2015     22,104,147

                                                                                                                         181,003,371
                                                                                                                       -------------

TOTAL US TREASURY SECURITIES (COST $241,883,566)                                                                         245,733,122
                                                                                                                       -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

COLLATERAL FOR SECURITIES LENDING - 40.37%

SHARES               SECURITY NAME                                                                                         VALUE
COLLATERAL INVESTED IN MONEY MARKET FUNDS - 2.04%
      2,658,997  EVERGREEN MONEY MARKET FUND                                                                           $   2,658,997
     23,999,975  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   23,999,976
        591,816  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                             591,816

                                                                                                                          27,250,789
                                                                                                                       -------------

PRINCIPAL        SECURITY NAME                                                            INTEREST RATE  MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 38.33%
$    13,999,986  AMERICAN GENERAL FINANCE+/-                                                    3.57%      09/15/2006     14,002,366
      1,004,999  AMSTEL FUNDING CORPORATION                                                     3.64       10/17/2005      1,000,275
      1,197,999  AMSTEL FUNDING CORPORATION                                                     3.79       12/21/2005      1,183,922
      3,999,996  APRECO LLC                                                                     3.64       11/15/2005      3,968,756
      3,585,996  ATLANTIC ASSET SECURITIZATION CORPORATION                                      3.45       09/15/2005      3,581,084
      9,999,990  ATLANTIS ONE FUNDING CORPORATION                                               3.29       10/17/2005      9,952,990
     17,499,983  ATLAS CAPITAL FUNDING LIMITED                                                  3.58       09/02/2005     17,498,233
      4,999,995  ATOMIUM FUNDING CORPORATION                                                    3.31       09/07/2005      4,997,095
      4,999,995  ATOMIUM FUNDING CORPORATION                                                    3.77       11/17/2005      4,959,895
      4,999,995  BANCO BILBAO VIZCAYA ARGENTARIA                                                3.54       09/27/2005      4,987,045
      6,999,993  BANCO BILBAO VIZCAYA ARGENTARIA                                                3.85       11/28/2005      6,935,803
      9,999,990  BEAR STREARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE
                 $10,000,993)                                                                   3.61       09/01/2005      9,999,990
      9,199,991  BHP BILLITON FINANCE (USA)                                                     3.53       09/01/2005      9,199,991
     14,999,985  BUCKINGHAM CDO, LLC                                                            3.54       09/09/2005     14,988,285
      3,999,996  CEDAR SPRINGS CAPITAL COMPANY, LLC                                             3.46       09/12/2005      3,995,676
      8,731,991  CEDAR SPRINGS CAPITAL COMPANY, LLC                                             3.64       10/13/2005      8,694,880
      7,539,992  CEDAR SPRINGS CAPITAL COMPANY, LLC                                             3.68       10/20/2005      7,502,217
      4,999,995  CONCORD MINUTEMAN CAPITAL COMPANY (SERIES A)                                   3.53       09/16/2005      4,992,645
     13,149,987  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                               3.54       09/06/2005     13,143,543
      9,999,990  CREDIT SUISSE BANK+/-                                                          3.61       05/04/2006      9,943,190
      9,999,990  CREDIT SUISSE FIRST BOSTON+/-                                                  3.69       02/27/2006     10,000,390
      1,594,998  DEUTSCHE BANK+/-                                                               3.72       11/10/2005      1,594,995
        899,999  DNB NOR BANK                                                                   3.45       09/14/2005        898,856
      1,499,999  DNB NOR BANK                                                                   3.51       09/29/2005      1,495,829
      4,499,996  DNB NOR BANK                                                                   3.49       10/03/2005      4,485,416
      1,999,998  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                                 3.73       11/30/2005      1,981,258
      9,999,990  GALAXY FUNDING INCORPORATED                                                    3.47       09/19/2005      9,982,290
     25,099,975  GENERAL ELECTRIC CAPITAL+/-                                                    3.91       02/03/2006     25,122,565
     39,999,959  GOLDMAN SACHS REPURCHASE AGREEMENT (MATURITY VALUE $40,003,960)                3.60       09/01/2005     39,999,960
        674,999  GOVCO INCORPORATED                                                             3.41       10/17/2005        671,827
      4,999,995  HARRIER FINANCE FUNDING LLC                                                    3.70       11/04/2005      4,966,645
      9,999,990  ING AMERICA INSURANCE HOLDINGS INCORPORATED                                    3.73       11/07/2005      9,930,190
      9,999,990  ING USA ANNUITY AND LIFE INSURANCE+/-                                          3.72       06/06/2006      9,999,990
      2,384,998  K2 (USA) LLC                                                                   3.59       10/20/2005      2,373,049
        788,999  KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED                                   3.27       09/12/2005        788,147
     17,754,982  KLIO FUNDING CORPORATION                                                       3.70       10/31/2005     17,646,144
      2,110,998  KLIO II FUNDING CORPORATION                                                    3.41       09/02/2005      2,110,787
     17,979,982  KLIO II FUNDING CORPORATION                                                    3.62       09/22/2005     17,942,763
      1,199,999  LEGACY CAPITAL CORPORATION LLC                                                 3.62       10/19/2005      1,194,107
      7,110,993  LEXINGTON PARKER CAPITAL CORPORATION                                           3.55       09/12/2005      7,103,313
     14,999,985  LEXINGTON PARKER CAPITAL CORPORATION                                           3.56       09/12/2005     14,973,435

COLLATERAL INVESTED IN OTHER ASSETS (continued)
     14,999,985  LIBERTY LIGHT US CAPITAL+/-                                                    3.57       05/26/2006     15,000,585
      1,999,998  LIQUID FUNDING LIMITED+/-                                                      3.66       09/26/2005      1,995,018
      2,999,997  LIQUID FUNDING LIMITED                                                         3.54       10/05/2005      2,989,677
      6,838,993  LIQUID FUNDING LIMITED                                                         3.74       10/26/2005      6,800,558
      9,999,990  LIQUID FUNDING LIMITED                                                         3.78       11/16/2005      9,920,790
      2,999,997  LIQUID FUNDING LIMITED                                                         3.49       12/19/2005      2,999,997
      1,999,998  MANE FUNDING CORPORATION                                                       3.55       09/19/2005      1,996,458

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                          INTEREST RATE  MATURITY DATE      VALUE
$     4,999,995  MORGAN STANLEY                                                               3.58%      09/02/2005  $    4,999,495
     10,999,989  MORGAN STANLEY+/-                                                            3.64       01/13/2006      10,999,989
      7,999,992  MORGAN STANLEY+/-                                                            3.64       02/03/2006       7,999,992
      2,126,998  MORGAN STANLEY+/-                                                            3.60       08/13/2010       2,127,168
     13,639,986  NIEUW AMSTERDAM RECEIVABLES CORPORATION                                      3.57       09/20/2005      13,614,480
      1,883,998  NIEUW AMSTERDAM RECEIVABLES CORPORATION                                      3.63       10/21/2005       1,874,371
        300,000  NORDEA NORTH AMERICA INCORPORATED                                            3.39       10/28/2005         298,251
      5,316,995  RACERS TRUST 2004+/-                                                         3.61       05/20/2005       5,317,829
      1,156,999  RANGER FUNDING CORPORATION                                                   3.54       09/14/2005       1,155,529
     10,999,989  RANGER FUNDING CORPORATION                                                   3.54       09/19/2005      10,980,519
        500,000  SCALDIS CAPITAL LIMITED                                                      3.23       09/09/2005         499,610
        571,999  SCALDIS CAPITAL LIMITED                                                      3.29       09/30/2005         570,352
      4,999,995  SEDNA FINANCE INCORPORATED                                                   3.43       09/20/2005       4,990,645
      5,316,995  TANGO FINANCE CORPORATION+/-                                                 3.63       10/25/2006       5,317,686
     25,999,974  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                    3.76       07/11/2006      25,999,974
      2,658,997  TRAVELLERS INSURANCE COMPANY+/-                                              3.65       02/10/2006       2,658,944
      1,799,998  UBS FINANCE (DELAWARE) LLC                                                   3.58       09/26/2005       1,795,516
      9,999,990  UNICREDITO ITALIANO+/-                                                       3.42       03/28/2006       9,952,690
      6,999,993  WHITE PINE FINANCE, LLC                                                      3.24       09/15/2005       6,990,403
      1,006,999  YORKTOWN CAPITAL, LLC                                                        3.55       09/16/2005       1,005,519
     10,049,990  YORKTOWN CAPITAL, LLC                                                        3.56       09/23/2005      10,027,980

                                                                                                                        511,669,862
                                                                                                                     --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $538,920,651)                                                             538,920,651
                                                                                                                     --------------

SHORT-TERM INVESTMENTS - 2.16%

REPURCHASE AGREEMENTS - 2.16%
     13,038,003  BEAR STEARNS COMPANIES - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES (MATURITY VALUE $13,039,315)                                      3.63       09/01/2005      13,038,000
     15,824,003  GREENWICH CAPITAL MARKET INCORPORATED - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $15,825,596)                           3.63       09/01/2005      15,824,000

                                                                                                                         28,862,000
                                                                                                                     --------------

TOTAL SHORT-TERM INVESTMENTS (COST $28,862,006)                                                                          28,862,000
                                                                                                                     --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,979,196,425)*                                             148.87%                                           $1,987,503,228

OTHER ASSETS AND LIABILITIES, NET                                  (48.87)                                             (652,442,628)
                                                                  -------                                            --------------

TOTAL NET ASSETS                                                   100.00%                                           $1,335,060,600
                                                                  -------                                            --------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


10



ITEM 2.  CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Wells Fargo Master Trust


                                            By:  /s/Karla M. Rabusch

                                                 Karla M. Rabusch
                                                 President


                                            By:  /s/ Stacie D. DeAngelo

                                                 Stacie D. DeAngelo
                                                 Treasurer

Date: October 21, 2005

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                              Wells Fargo Master Trust


                                              By:

                                                    Karla M. Rabusch
                                                    President


                                              By:

                                                    Stacie D. DeAngelo
                                                    Treasurer

Date: October 21, 2005

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage Managed Fixed Income Portfolio, Wells Fargo Advantage Tactical Maturity Bond Portfolio, Wells Fargo Advantage Stable Income Portfolio, Wells Fargo Advantage Inflation-Protected Bond Portfolio, and Wells Fargo Advantage Total Return Bond Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: October 21, 2005


/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Master Trust

                                  CERTIFICATION

I, Stacie D. DeAngelo, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage Managed Fixed Income Portfolio, Wells Fargo Advantage Tactical Maturity Bond Portfolio, Wells Fargo Advantage Stable Income Portfolio, Wells Fargo Advantage Inflation-Protected Bond Portfolio, and Wells Fargo Advantage Total Return Bond Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: October 21, 2005


/s/ Stacie D. DeAngelo

Stacie D. DeAngelo
Treasurer
Wells Fargo Master Trust